     As filed with the Securities and Exchange Commission on May 31, 2002.
                                                              File No. 333-69487
                                                                       811-07426
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

              Pre-Effective Amendment No.                                  [ ]
              Post-Effective Amendment No.  12                             [X]
                                           ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

              Amendment No.  105                                           [X]
                            -----

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE
                          (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSRUANCE COMPANY
                              (Name of Depositor)

                                 P.O. Box 2999
                           Hartford, CT 06104-2999
                  (Address of Depositor's Principal Offices)

                                (860) 843-6733
              (Depositor's Telephone Number, Including Area Code)

                              Marianne O'Doherty
                  Hartford Life and Annuity Insurance Company
                                 P.O. Box 2999
                           Hartford, CT 06104-2999
                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

  ___ immediately upon filing pursuant to paragraph (b) of Rule 485
  _X_ on June 14, 2002 pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ___ on __________ pursuant to paragraph (a)(1) of Rule 485
  ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24F-2(a) under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

The Prospectus is incorporated in Part A of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-69487), as filed on April 8, 2002 and declared effective on May 1, 2002. A Supplement to the Prospectus, dated June 14, 2002 is included in Part A of this Post-Effective Amendment.

The purpose of this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 333-69487) is to add the attached supplement to the Prospectus that describes Series II and Series IIR of The Director SELECT variable annuity. This post-effective amendment does not supercede Post-Effective Amendment No. 11 filed with the Securities and Exchange Commission on April 8, 2002, or any post-effective amendment filed thereafter.

                 THE DIRECTOR SELECT (SERIES II AND SERIES IIR)
                              SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

       SUPPLEMENT DATED JUNE 14, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

The following Sub-Accounts and underlying Funds are added alphabetically to the cover page of the prospectus:

- EVERGREEN VA FUND SUB-ACCOUNT which purchases shares of Evergreen VA Fund of the Evergreen Variable Annuity Trust.

- EVERGREEN VA SMALL CAP VALUE FUND SUB-ACCOUNT which purchases shares of Evergreen VA Small Cap Value Fund of the Evergreen Variable Annuity Trust.

The Annual Fund Operating Expenses table in the Fee Table along with corresponding footnotes are replaced with the following:

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                                   0.80%         0.24%       1.04%
-----------------------------------------------------------------------------------------------------
Evergreen VA Foundation Fund                                       0.75%         0.18%       0.93%
-----------------------------------------------------------------------------------------------------
Evergreen VA Fund (1)                                              0.75%         0.20%       0.95%
-----------------------------------------------------------------------------------------------------
Evergreen VA Growth Fund                                           0.70%         0.20%       0.90%
-----------------------------------------------------------------------------------------------------
Evergreen VA International Growth Fund (2)                         0.66%         0.98%       1.64%
-----------------------------------------------------------------------------------------------------
Evergreen VA Omega Fund                                            0.52%         0.20%       0.72%
-----------------------------------------------------------------------------------------------------
Evergreen VA Small Cap Value Fund (2)(3)                           0.87%         0.24%       1.11%
-----------------------------------------------------------------------------------------------------
Evergreen VA Special Equity Fund (2)                               0.92%         0.23%       1.15%
-----------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%         0.03%       0.66%
-----------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.48%         0.03%       0.51%
-----------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.63%         0.05%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%         0.03%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Focus HLS Fund (4)                                        0.85%         0.10%       0.95%
-----------------------------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                                  0.76%         0.10%       0.86%
-----------------------------------------------------------------------------------------------------
Hartford Global Communications HLS Fund                            0.85%         0.07%       0.92%
-----------------------------------------------------------------------------------------------------
Hartford Global Financial Services HLS Fund                        0.85%         0.08%       0.93%
-----------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund                                    0.85%         0.04%       0.89%
-----------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%         0.07%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund                                0.85%         0.04%       0.89%
-----------------------------------------------------------------------------------------------------
Hartford Growth HLS Fund (4)                                       0.83%         0.08%       0.91%
-----------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.75%         0.04%       0.79%
-----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS Fund                             0.61%         0.04%       0.65%
-----------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.77%         0.04%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%         0.03%       0.43%
-----------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation HLS Fund (4)           0.85%         0.15%       1.00%
-----------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.70%         0.11%       0.81%
-----------------------------------------------------------------------------------------------------
Hartford International Small Company HLS Fund (4)                  0.85%         0.15%       1.00%
-----------------------------------------------------------------------------------------------------

HV-3639                                                                   1 of 2
333-69487

                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                                                                           TOTAL FUND
                                                                                 OTHER     OPERATING
                                                              MANAGEMENT FEES   EXPENSES    EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.67%         0.03%       0.70%
-----------------------------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund (4)                                 0.83%         0.07%       0.90%
-----------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%         0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%         0.03%       0.48%
-----------------------------------------------------------------------------------------------------
Hartford SmallCap Growth HLS Fund                                  0.63%         0.05%       0.68%
-----------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.72%         0.04 %      0.76%
-----------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%         0.03%       0.49%
-----------------------------------------------------------------------------------------------------
Hartford U.S. Government Securities HLS Fund                       0.47%         0.04%       0.51%
-----------------------------------------------------------------------------------------------------
Hartford Value HLS Fund (4)                                        0.83%         0.07%       0.90%
-----------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund                              0.68%         0.05%       0.73%
-----------------------------------------------------------------------------------------------------

(1) Wachovia Equity Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.

(2) From time to time, the Fund's investment adviser may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment adviser may cease these waivers or reimbursements at any time. Total Fund Operating Expenses do not reflect fee waivers and expense reimbursements.

(3) Wachovia Special Values Fund II, a series of The Wachovia Variable Insurance Funds, merged into Evergreen VA Small Cap Value Fund on June 14, 2002. Total Fund Operating Expenses are based on estimates of what the combined expenses of Funds would have been for the fiscal year ended December 31, 2001.

(4) Hartford Focus HLS Fund, Hartford Growth HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford MidCap Value HLS Fund, and Hartford Value HLS Fund are new Funds. Total Fund Operating Expenses are based on annualized estimates of expenses to be incurred during the current fiscal year.

The following is added in alphabetical order to the Example at the end of the Fee Table:

                 If you Surrender your Contract: If you annuitize your Contract: If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR 3 YEARS 5 YEARS 10 YEARS 1 YEAR 3 YEARS 5 YEARS 10 YEARS  1 YEAR   3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------
 EVERGREEN VA
   FUND           $88    $138    $180     $299    $26     $82    $140     $298     $27       $83      $141       $299
 -----------------------------------------------------------------------------------------------------------------------
 EVERGREEN VA
   SMALL CAP
   VALUE FUND     $89    $142    $188     $315    $28     $87    $148     $314     $29       $87      $149       $315
 -----------------------------------------------------------------------------------------------------------------------

The first paragraph in "The Funds" section is deleted and replaced with the following:

Evergreen VA Capital Growth Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Growth Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Value Fund and Evergreen VA Special Equity Fund are series of Evergreen Variable Annuity Trust, a Delaware business trust. Evergreen Investment Management Company, LLC is the investment adviser and is located at 200 Berkeley Street, Boston, MA 02116-5034.

The following investment objectives are added in alphabetical order under the section entitled "The Funds":

EVERGREEN VA FUND -- Seeks long-term capital growth.

EVERGREEN VA SMALL CAP VALUE FUND -- Seeks capital growth in the value of its shares.

Under the section entitled "Appendix III -- Accumulation Unit Values" the last paragraph is deleted and replaced with the following:

There is no information for Evergreen VA Fund, Evergreen VA Small Cap Value Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3639                                                                   2 of 2
333-69487

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                              SEPARATE ACCOUNT ONE

                 SERIES II AND SERIES IIR OF THE DIRECTOR SELECT

--------------------------------------------------------------------------------
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2002
Date of Statement of Additional Information: June 14, 2002


--------------------------------------------------------------------------------


                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................2
      Safekeeping of Assets...................................................2
      Independent Public Accountants..........................................2
      Non-Participating.......................................................2
      Misstatement of Age or Sex..............................................3
      Principal Underwriter...................................................3
PERFORMANCE RELATED INFORMATION...............................................3
      Total Return for all Sub-Accounts.......................................3
      Yield for Sub-Accounts..................................................4
      Money Market Sub-Accounts...............................................4
      Additional Materials....................................................5
      Performance Comparisons.................................................5
PERFORMANCE TABLES............................................................7
ACCUMULATION UNIT VALUES.....................................................10
FINANCIAL STATEMENTS.......................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with accounting principles generally accepted in the United States. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


Hartford was unable to obtain a written consent from Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. Certain limitations on recovery by investors may exist as a result of this lack of consent.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2001:
$187,101,146; 2000: $190,239,543; and 1999: $226,178,603.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].
In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD =
                         365/7
[(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

|X| The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

|X| The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

|X| The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

|X| The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

|X| The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance. No information is shown for Hartford Growth HLS Fund Sub-Account because as of December 31, 2001, the Sub-Account had not been in operation.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001

-------------------------------------------------------------------------------------------------------------------
                                                     SUB-ACCOUNT                                          SINCE
SUB-ACCOUNT                                        INCEPTION DATE     1 YEAR     5 YEAR      10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                      03/03/98       -22.84%       N/A         N/A       -1.15%

Evergreen VA Foundation Fund                          03/01/96       -18.81%      1.86%        N/A        3.86%

Evergreen VA Fund                                     03/01/96       -27.34%      1.02%        N/A        3.04%

Evergreen VA Growth Fund                              03/02/98       -17.08%       N/A         N/A       -1.57%

Evergreen VA International Growth Fund                08/17/98       -27.62%       N/A         N/A       -5.92%

Evergreen VA Omega Fund                               03/06/97       -24.53%       N/A         N/A        4.14%

Evergreen VA Small Cap Value Fund                     05/01/98         6.65%       N/A         N/A        7.03%

Evergreen VA Special Equity Fund                      09/29/99       -18.39%       N/A         N/A       -7.84%

Hartford Advisers HLS Fund                            05/20/91       -15.21%      5.91%       7.61%        N/A

Hartford Bond HLS Fund                                05/20/91        -2.67%      2.66%       2.99%        N/A

Hartford Capital Appreciation HLS Fund                05/20/91       -17.32%     11.25%      13.43%        N/A

Hartford Dividend and Growth HLS Fund                 03/09/94       -14.66%      7.24%        N/A       11.43%

Hartford Focus HLS Fund                               04/30/01         N/A         N/A         N/A       -6.93%

Hartford Global Advisers HLS Fund                     03/01/95       -16.69%      0.43%        N/A        3.78%

Hartford Global Communications HLS Fund               12/27/00       -43.77%       N/A         N/A       -42.94%

Hartford Global Financial Services HLS Fund           12/27/00       -16.20%       N/A         N/A       -15.23%

Hartford Global Health HLS Fund                       05/01/00        -9.07%       N/A         N/A       20.15%

Hartford Global Leaders HLS Fund                      10/01/98       -26.18%       N/A         N/A        8.66%

Hartford Global Technology HLS Fund                   05/01/00       -31.90%       N/A         N/A       -42.83%

Hartford Growth and Income HLS Fund                   05/29/98       -18.31%       N/A         N/A        1.12%

Hartford Growth Opportunities HLS Fund                05/20/91       -31.94%      6.50%       6.73%        N/A

Hartford High Yield HLS Fund                          10/01/98        -8.48%       N/A         N/A       -2.80%

Hartford Index HLS Fund                               05/01/87       -22.26%      6.09%       8.87%        N/A

Hartford International Capital Appreciation HLS
Fund                                                  04/30/01         N/A         N/A         N/A       -23.46%

Hartford International Opportunities HLS Fund         05/20/91       -28.15%     -3.46%       1.87%        N/A

Hartford International Small Company HLS Fund         04/30/01         N/A         N/A         N/A       -16.09%

Hartford MidCap HLS Fund                              07/30/97       -14.27%       N/A         N/A       19.42%

Hartford MidCap Value HLS Fund                        04/30/01         N/A         N/A         N/A       -10.95%

Hartford Money Market HLS Fund                        05/20/91        -7.39%      0.06%       0.40%        N/A

Hartford Mortgage Securities HLS Fund                 05/20/91        -3.84%      2.06%       2.35%        N/A

Hartford Small Cap Growth HLS Fund                    05/02/94       -29.48%      7.48%        N/A        8.30%

Hartford Small Company HLS Fund                       08/09/96       -24.65%      5.87%        N/A        6.48%

Hartford Stock HLS Fund                               05/20/91       -22.18%      7.33%      10.11%        N/A

Hartford U. S. Government Securities HLS Fund         05/20/91        -3.83%      2.06%       2.23%        N/A

Hartford Value HLS Fund                               04/30/01         N/A         N/A         N/A       -10.52%

Hartford Value Opportunities HLS Fund                 05/01/96       -13.28%      7.18%        N/A        8.14%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2001


-------------------------------------------------------------------------------------------------------------------
                                                   FUND INCEPTION                                         SINCE
SUB-ACCOUNT                                             DATE          1 YEAR     5 YEAR      10 YEAR    INCEPTION
-------------------------------------------------------------------------------------------------------------------
Evergreen VA Capital Growth Fund                      03/03/98       -14.03%       N/A         N/A        3.24%

Evergreen VA Foundation Fund                          03/01/96        -9.70%      5.02%        N/A        6.67%

Evergreen VA Fund                                     03/01/96       -18.87%      4.06%        N/A        5.76%

Evergreen VA Growth Fund                              03/02/98        -7.84%       N/A         N/A        2.99%

Evergreen VA International Growth Fund                08/17/98       -19.17%       N/A         N/A       -0.99%

Evergreen VA Omega Fund                               03/06/97       -15.85%       N/A         N/A        7.28%

Evergreen VA Small Cap Value Fund                     05/01/98        16.65%       N/A         N/A       11.33%

Evergreen VA Special Equity Fund                      09/29/99        -9.25%       N/A         N/A       -1.23%

Hartford Advisers HLS Fund                            03/31/83        -5.83%      8.82%       9.76%        N/A

Hartford Bond HLS Fund                                08/31/77        7.33%       6.17%       5.68%        N/A

Hartford Capital Appreciation HLS Fund                04/02/84        -8.09%     13.96%      15.19%        N/A

Hartford Dividend and Growth HLS Fund                 03/09/94        -5.23%     10.09%        N/A       13.39%

Hartford Focus HLS Fund                               04/30/01         N/A         N/A         N/A        3.07%

Hartford Global Advisers HLS Fund                     03/01/95        -7.42%      3.91%        N/A        6.45%

Hartford Global Communications HLS Fund               12/27/00       -36.54%       N/A         N/A       -36.36%

Hartford Global Financial Services HLS Fund           12/27/00        -6.90%       N/A         N/A       -6.91%

Hartford Global Health HLS Fund                       05/01/00        0.77%        N/A         N/A       26.53%

Hartford Global Leaders HLS Fund                      10/01/98       -17.62%       N/A         N/A       12.74%

Hartford Global Technology HLS Fund                   05/01/00       -23.77%       N/A         N/A       -36.12%

Hartford Growth and Income HLS Fund                   05/29/98        -9.16%       N/A         N/A        5.29%

Hartford Growth Opportunities HLS Fund                03/24/87       -23.81%      9.37%       9.04%        N/A

Hartford High Yield HLS Fund                          10/01/98        1.41%        N/A         N/A        2.48%

Hartford Index HLS Fund                               05/01/87       -13.41%      8.81%      10.89%        N/A

Hartford International Capital Appreciation HLS
Fund                                                  04/30/01         N/A         N/A         N/A       -14.70%

Hartford International Opportunities HLS Fund         07/02/90       -19.74%      0.09%       4.29%        N/A

Hartford International Small Company HLS Fund         04/30/01         N/A         N/A         N/A       -6.77%

Hartford MidCap HLS Fund                              07/30/97        -4.82%       N/A         N/A       22.16%

Hartford MidCap Value HLS Fund                        04/30/01         N/A         N/A         N/A       -1.24%

Hartford Money Market HLS Fund                        06/30/80        2.58%       3.79%       3.39%        N/A

Hartford Mortgage Securities HLS Fund                 01/01/85        6.16%       5.63%       5.14%        N/A

Hartford Small Cap Growth HLS Fund                    05/02/94       -21.17%     10.37%        N/A       10.65%

Hartford Small Company HLS Fund                       08/09/96       -15.98%      8.76%        N/A        9.39%

Hartford Stock HLS Fund                               08/31/77       -13.32%      9.99%      12.03%        N/A

Hartford U. S. Government Securities HLS Fund         03/24/87        6.17%       5.63%       5.01%        N/A

Hartford Value HLS Fund                               04/30/01         N/A         N/A         N/A       -0.78%

Hartford Value Opportunities HLS Fund                 05/01/96        -3.76%     10.17%        N/A       10.86%


Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

   YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2001

---------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                 YIELD           EFFECTIVE YIELD
---------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                              0.55%                0.55%

        YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2001

----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                 YIELD
----------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                                                        4.44%

Hartford High Yield HLS Fund                                                                  9.52%

Hartford Mortgage Securities HLS Fund                                                         3.56%

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are four classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all four combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select no optional benefits or assuming you select all optional benefits.

There is no information for Evergreen VA Fund, Evergreen VA Small Cap Value Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, and Hartford Value Opportunities HLS Fund Sub-Accounts because as of December 31, 2001, the Sub-Accounts had not commenced operation.


                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
EVERGREEN VA CAPITAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.314      $1.131      $1.075
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.130      $1.314      $1.131
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        966       1,130       1,389
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.311      $1.130      $1.165
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.125      $1.311      $1.130
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          9           9           9
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.319          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.132          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.318          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.129          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
EVERGREEN VA FOUNDATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $0.965      $1.000          --(b)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.871      $0.965          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --         613          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.963      $1.000          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.868      $0.963          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --         555          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.957          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.863          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.956          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.860          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
EVERGREEN VA GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.215      $1.086      $0.907
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.120      $1.215      $1.086
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        657         872         806
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.212      $1.085      $0.799
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.115      $1.212      $1.085
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         13          20          13
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.882          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.811          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.880          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.809          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
EVERGREEN VA OMEGA FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $0.874      $1.000          --(b)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.736      $0.874          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         29       7,622          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.873      $1.000          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.734      $0.873          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --         987          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.685          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.575          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.684          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.573          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL
  GROWTH FUND WITHOUT ANY
  OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.316      $1.533      $1.109
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.068      $1.316      $1.533
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      1,056       1,240       1,350
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.313      $1.532      $1.222
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.063      $1.313      $1.532
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          8           8           8
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.819          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.663          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.818          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.661          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
EVERGREEN VA SPECIAL EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $0.890      $1.000          --(b)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.807      $0.890          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --         363          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.888      $1.000          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.805      $0.888          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          97          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.779          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.706          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.778          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.704          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $4.708      $4.803      $4.398
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.434      $4.708      $4.803
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                  1,267,553   1,358,395   1,425,393
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $4.696      $4.798      $4.663
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.416      $4.696      $4.798
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     19,558      16,402       7,318
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $4.767          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.426          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $4.754          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.408          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD BOND HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $2.416      $2.185      $2.258
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.593      $2.416      $2.185
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    243,035     184,934     197,575
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.410      $2.182      $2.234
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.583      $2.410      $2.182
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,827       1,185
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.450          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.588          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.440          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.578          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $8.388      $7.501      $5.526
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $7.709      $8.388      $7.501
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    551,294     573,419     537,835
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $8.367      $7.494      $6.255
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $7.678      $8.367      $7.494
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                      8,950       7,125       2,064
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $8.843          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $7.695          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $8.820          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $7.664          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $2.816      $2.570      $2.471
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.669      $2.816      $2.570
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    690,922     678,899     760,046
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.809      $2.567      $2.655
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.658      $2.809      $2.567
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       5,687       2,453
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.754          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.664          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.747          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.653          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD FOCUS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.031          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.029          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.029          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.028          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD GLOBAL ADVISERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.656      $1.796      $1.476
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.533      $1.656      $1.796
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    139,322     152,814     149,495
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.652      $1.794      $1.576
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.527      $1.652      $1.794
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,288         954
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.656          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.530          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.651          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.524          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD GLOBAL COMMUNICATION HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.711          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.710          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.710          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.709          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD GLOBAL FINANCIAL HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.952          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.951          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.951          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.950          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD GLOBAL HEALTH HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.469      $1.000          --(a)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.481      $1.469          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --      45,574          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.468      $1.000          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.477      $1.468          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,127          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.387          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.478          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.386          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.474          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.792      $1.952      $1.314
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.476      $1.792      $1.952
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    173,294     174,669      54,890
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.788      $1.951      $1.451
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.470      $1.788      $1.951
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       7,682       1,465
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.773          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.474          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.769          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.468          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $0.621      $1.000          --(a)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.473      $0.621          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --      53,985          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.620      $1.000          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.472      $0.620          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,603          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.729          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.473          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $0.728          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.471          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.325      $1.422      $1.182
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.204      $1.325      $1.422
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    190,354     156,473      78,909
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.322      $1.420      $1.281
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.199      $1.322      $1.420
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       8,838       3,576
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.390          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.201          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.387          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.197          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.068      $1.070      $1.035
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.083      $1.068      $1.070
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     56,423      29,644      20,235
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.065      $1.069      $1.084
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.079      $1.065      $1.069
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,132         481
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.128          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.081          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.125          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.077          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $5.012      $5.608      $4.712
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.340      $5.012      $5.608
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    178,287     194,774     191,225
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $4.999      $5.602      $5.182
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.323      $4.999      $5.602
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          5       3,552       1,310
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $5.175          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.332          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $5.161          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $4.315          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD INTERNATIONAL CAPITAL
  APPRECIATION HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.854          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.854          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.853          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.852          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD INTERNATIONAL
  OPPORTUNITIES HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.856      $2.267      $1.641
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.489      $1.856      $2.267
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    339,519     399,368     391,871
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.851      $2.265      $1.806
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.483      $1.851      $2.265
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          4       4,366         970
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.842          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.487          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.838          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.481          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL
  COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.932          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.931          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.931          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.930          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $2.546      $2.056      $1.371
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.423      $2.546      $2.056
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    376,063     377,347     181,142
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.540      $2.054      $1.589
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.414      $2.540      $2.054
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --      11,574       3,185
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.573          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.419          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.566          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.409          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.991          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     51,670          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.991          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.990          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.989          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.863      $1.777      $1.716
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.911      $1.863      $1.777
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                        402     180,014     270,072
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.858      $1.776      $1.735
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.903      $1.858      $1.776
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       2,940         917
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.870          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.907          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.865          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.900          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $2.414      $2.217      $2.211
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.563      $2.414      $2.217
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         18      43,651      52,197
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.408      $2.214      $2.232
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.553      $2.408      $2.214
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --         606         270
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.434          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.558          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $2.428          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $2.548          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.931      $2.251      $1.374
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.622      $1.931      $2.251
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    249,670     269,723     198,856
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.926      $2.248      $1.510
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.616      $1.926      $2.248
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --       6,960       1,735
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.856          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.620          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.851          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.613          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

                                            YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------
SUB-ACCOUNT                             2001        2000         1999
--------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $6.587      $7.176      $6.066
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $5.710      $6.587      $7.176
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                    614,994     655,469     638,407
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $6.571      $7.169      $6.716
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $5.687      $6.571      $7.169
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                          4      14,517       5,859
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $6.708          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $5.699          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $6.691          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $5.676          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at
      beginning of period                $1.000          --          --(c)
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $1.000          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                     19,695          --          --
--------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.999          --          --
--------------------------------------------------------------------------
    Number Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.999          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------
  WITH EARNINGS PROTECTION BENEFIT
    AND OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at
      beginning of period                $1.000          --          --
--------------------------------------------------------------------------
    Accumulation Unit Value at end
      of period                          $0.998          --          --
--------------------------------------------------------------------------
    Number of Accumulation Units
      outstanding at end of period
      (in thousands)                         --          --          --
--------------------------------------------------------------------------

(a) Inception date May 1, 2000.

(b) Inception date February 1, 2000.

(c) Inception date May 1, 2001.

Hartford was unable to obtain a written consent from Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. Certain limitations on recovery by investors may exist as a result of this lack of consent.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND TO THE
OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Hartford Bond HLS Fund, Hartford Stock HLS Fund, Hartford Money Market HLS Fund, Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Small Company HLS Fund, Hartford MidCap HLS Fund, Hartford Global Leaders HLS Fund, Hartford High Yield HLS Fund, Hartford Growth and Income HLS Fund, Evergreen VA International Growth Fund, Evergreen VA Capital Growth Fund, Evergreen VA Growth Fund, Merrill Lynch Large Cap Growth Focus Fund, Merrill Lynch Global Growth Focus Fund, Hartford Global Health HLS Fund, Hartford Global Technology HLS Fund, Evergreen VA Foundation Fund, Evergreen VA Omega Fund, Evergreen VA Special Equity Fund, First American International Portfolio, First American Large Cap Growth Portfolio, First American Technology Portfolio, First American Small Cap Growth Portfolio, Hartford Focus HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford Midcap Value HLS Fund, Hartford Value HLS Fund, Prudential 20/20 Focus Portfolio, Prudential Jennison Portfolio and Prudential Value Portfolio sub-accounts) (collectively, the Account) as of December 31, 2001, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 22, 2002                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2001

                                                          HARTFORD
                                                            BOND
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................      $686,202,325
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................        76,137,861
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           507,505
  Receivable from fund shares sold................            51,942
  Other assets....................................             1,639
                                                        ------------
  Total Assets....................................       762,901,272
                                                        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................            51,942
  Payable for fund shares purchased...............           507,505
  Other liabilities...............................         --
                                                        ------------
  Total Liabilities...............................           559,447
                                                        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $762,341,825
                                                        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                          HARTFORD              HARTFORD              HARTFORD
                                                           STOCK              MONEY MARKET            ADVISERS
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------  --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................         --                    --                    --
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................         --                    --                    --
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................     $3,754,403,501            --                    --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................        157,189,217            --                    --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --                 $641,812,323             --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --                   86,949,905             --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --                    --                $5,942,898,153
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --                    --                   258,859,610
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................         --                    --                    --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................         --                    --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................          1,340,129            2,918,916              1,444,056
  Receivable from fund shares sold................         --                    --                    --
  Other assets....................................              9,270              123,852             --
                                                       --------------         ------------         --------------
  Total Assets....................................      3,912,942,117          731,804,996          6,203,201,819
                                                       --------------         ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                    --                    --
  Payable for fund shares purchased...............          1,340,129            2,918,916              1,444,055
  Other liabilities...............................         --                    --                         5,487
                                                       --------------         ------------         --------------
  Total Liabilities...............................          1,340,129            2,918,916              1,449,542
                                                       --------------         ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $3,911,601,988         $728,886,080         $6,201,752,277
                                                       ==============         ============         ==============

                                                          HARTFORD
                                                    CAPITAL APPRECIATION
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Bond HLS Fund, Inc. -- Class IA
    Shares 598,803,901
    Cost $642,714,785
      Market Value................................         --
    Hartford Bond HLS Fund, Inc. -- Class IB
    Shares 66,606,824
    Cost $74,958,888
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IA
    Shares 792,820,090
    Cost $3,908,977,999
      Market Value................................         --
    Hartford Stock HLS Fund, Inc. -- Class IB
    Shares 33,222,356
    Cost $180,326,632
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IA
    Shares 641,812,323
    Cost $641,812,323
      Market Value................................         --
    Hartford Money Market HLS Fund, Inc. --
     Class IB
    Shares 86,949,905
    Cost $86,949,905
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IA
    Shares 2,535,765,294
    Cost $5,852,250,806
      Market Value................................         --
    Hartford Advisers HLS Fund, Inc. -- Class IB
    Shares 109,687,856
    Cost $276,810,961
      Market Value................................         --
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IA
    Shares 1,131,421,718
    Cost $4,793,415,836
      Market Value................................     $4,497,177,309
    Hartford Capital Appreciation HLS
     Fund, Inc. -- Class IB
    Shares 61,031,999
    Cost $294,613,242
      Market Value................................        242,160,324
  Due from Hartford Life and Annuity Insurance
   Company........................................          1,810,212
  Receivable from fund shares sold................         --
  Other assets....................................            251,169
                                                       --------------
  Total Assets....................................      4,741,399,014
                                                       --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............          1,810,212
  Other liabilities...............................                592
                                                       --------------
  Total Liabilities...............................          1,810,804
                                                       --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $4,739,588,210
                                                       ==============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                    MORTGAGE SECURITIES
                                                    HLS FUND SUB-ACCOUNT
                                                    --------------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................      $171,060,274
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................        19,987,693
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................         --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................         --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................         --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................         --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................         --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................         --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................         --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           166,024
  Receivable from fund shares sold................           203,282
  Other assets....................................                41
                                                        ------------
  Total Assets....................................       191,417,314
                                                        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................           203,282
  Payable for fund shares purchased...............           166,024
  Other liabilities...............................             1,675
                                                        ------------
  Total Liabilities...............................           370,981
                                                        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $191,046,333
                                                        ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                HARTFORD
                                                          HARTFORD           INTERNATIONAL            HARTFORD
                                                           INDEX             OPPORTUNITIES      DIVIDEND AND GROWTH
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------  --------------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................         --                    --                    --
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................         --                    --                    --
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................     $  835,408,251            --                    --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................         34,200,223            --                    --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................         --                 $530,407,168             --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................         --                   12,299,054             --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................         --                    --                $1,946,468,847
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................         --                    --                    95,095,627
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................         --                    --                    --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................         --                    --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................            301,510               33,990              2,194,780
  Receivable from fund shares sold................         --                    1,083,436             --
  Other assets....................................              5,357            --                         8,577
                                                       --------------         ------------         --------------
  Total Assets....................................        869,915,341          543,823,648          2,043,767,831
                                                       --------------         ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                    1,083,436             --
  Payable for fund shares purchased...............            301,510               33,990              2,194,780
  Other liabilities...............................                  5              172,877             --
                                                       --------------         ------------         --------------
  Total Liabilities...............................            301,515            1,290,303              2,194,780
                                                       --------------         ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................     $  869,613,826         $542,533,345         $2,041,573,051
                                                       ==============         ============         ==============

                                                       HARTFORD
                                                    GLOBAL ADVISERS
                                                       HLS FUND
                                                     SUB-ACCOUNT*
                                                    ---------------
ASSETS:
  Investments:
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IA
    Shares 148,189,070
    Cost $163,690,885
      Market Value................................       --
    Hartford Mortgage Securities HLS
     Fund, Inc. -- Class IB
    Shares 17,379,575
    Cost $19,923,583
      Market Value................................       --
    Hartford Index HLS Fund, Inc. -- Class IA
    Shares 262,591,226
    Cost $716,680,622
      Market Value................................       --
    Hartford Index HLS Fund, Inc. -- Class IB
    Shares 10,770,662
    Cost $38,080,680
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IA
    Shares 556,451,316
    Cost $719,932,761
      Market Value................................       --
    Hartford International Opportunities HLS
     Fund, Inc. -- Class IB
    Shares 12,927,757
    Cost $16,745,372
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IA
    Shares 1,035,481,900
    Cost $1,795,069,575
      Market Value................................       --
    Hartford Dividend and Growth HLS
     Fund, Inc. -- Class IB
    Shares 50,621,204
    Cost $100,043,915
      Market Value................................       --
    Hartford Global Advisers HLS Fund, Inc. --
     Class IA
    Shares 224,970,557
    Cost $263,906,505
      Market Value................................   $226,481,459
    Hartford Global Advisers HLS Fund, Inc. --
     Class IB
    Shares 9,630,568
    Cost $10,770,377
      Market Value................................      9,677,681
  Due from Hartford Life and Annuity Insurance
   Company........................................       --
  Receivable from fund shares sold................         53,346
  Other assets....................................       --
                                                     ------------
  Total Assets....................................    236,212,486
                                                     ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         53,346
  Payable for fund shares purchased...............       --
  Other liabilities...............................          2,027
                                                     ------------
  Total Liabilities...............................         55,373
                                                     ------------
  Net Assets (variable annuity contract
   liabilities)...................................   $236,157,113
                                                     ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                       SMALL COMPANY        HARTFORD MIDCAP
                                                    HLS FUND SUB-ACCOUNT  HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................      $440,993,256             --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................        30,460,950             --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................         --                $1,021,451,638
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................         --                    88,503,834
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................         --                    --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................         --                    --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................         --                    --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................         --                    --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................         --                    --
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................         --                    --
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................         --                    --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................         --                    --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................         --                    --
  Due from Hartford Life and Annuity Insurance
   Company........................................           157,799                 12,818
  Receivable from fund shares sold................            67,004                406,370
  Other assets....................................                73                  1,514
                                                        ------------         --------------
  Total Assets....................................       471,679,082          1,110,376,174
                                                        ------------         --------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................            67,004                406,370
  Payable for fund shares purchased...............           157,799                 12,818
  Other liabilities...............................             1,824                     94
                                                        ------------         --------------
  Total Liabilities...............................           226,627                419,282
                                                        ------------         --------------
  Net Assets (variable annuity contract
   liabilities)...................................      $471,452,455         $1,109,956,892
                                                        ============         ==============

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                             HARTFORD
                                                          HARTFORD          HIGH YIELD          HARTFORD
                                                       GLOBAL LEADERS        HLS FUND      GROWTH AND INCOME
                                                    HLS FUND SUB-ACCOUNT   SUB-ACCOUNT    HLS FUND SUB-ACCOUNT
                                                    --------------------  --------------  --------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................         --                  --                --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................         --                  --                --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................         --                  --                --
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................         --                  --                --
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................      $303,320,008           --                --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................        39,020,224           --                --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................         --              $73,513,104           --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................         --               20,971,737           --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................         --                  --             $277,631,503
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................         --                  --               38,133,561
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................         --                  --                --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................         --                  --                --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................         --                  --                --
  Due from Hartford Life and Annuity Insurance
   Company........................................           292,017           133,104             497,308
  Receivable from fund shares sold................         --                   30,396           --
  Other assets....................................               619               238                 119
                                                        ------------       -----------        ------------
  Total Assets....................................       342,632,868        94,648,579         316,262,491
                                                        ------------       -----------        ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --                   30,396           --
  Payable for fund shares purchased...............           292,017           133,104             497,308
  Other liabilities...............................         --                       68               1,013
                                                        ------------       -----------        ------------
  Total Liabilities...............................           292,017           163,568             498,321
                                                        ------------       -----------        ------------
  Net Assets (variable annuity contract
   liabilities)...................................      $342,340,851       $94,485,011        $315,764,170
                                                        ============       ===========        ============


                                                        EVERGREEN VA        EVERGREEN VA
                                                    INTERNATIONAL GROWTH   CAPITAL GROWTH          EVERGREEN VA
                                                     FUND SUB-ACCOUNT*    FUND SUB-ACCOUNT*  GROWTH FUND SUB-ACCOUNT*
                                                    --------------------  -----------------  ------------------------
ASSETS:
  Investments:
    Hartford Small Company HLS Fund, Inc. --
     Class IA
    Shares 331,061,354
    Cost $533,452,201
      Market Value................................        --                   --                   --
    Hartford Small Company HLS Fund, Inc. --
     Class IB
    Shares 22,971,504
    Cost $35,454,023
      Market Value................................        --                   --                   --
    Hartford MidCap HLS Fund, Inc. -- Class IA
    Shares 487,998,975
    Cost $994,166,355
      Market Value................................        --                   --                   --
    Hartford MidCap HLS Fund, Inc. -- Class IB
    Shares 42,462,688
    Cost $98,750,206
      Market Value................................        --                   --                   --
    Hartford Global Leaders HLS Fund -- Class IA
    Shares 210,204,909
    Cost $378,327,359
      Market Value................................        --                   --                   --
    Hartford Global Leaders HLS Fund -- Class IB
    Shares 27,096,719
    Cost $45,170,568
      Market Value................................        --                   --                   --
    Hartford High Yield HLS Fund -- Class IA
    Shares 76,256,588
    Cost $76,449,970
      Market Value................................        --                   --                   --
    Hartford High Yield HLS Fund -- Class IB
    Shares 21,822,532
    Cost $21,066,496
      Market Value................................        --                   --                   --
    Hartford Growth and Income HLS Fund --
     Class IA
    Shares 236,820,065
    Cost $312,279,853
      Market Value................................        --                   --                   --
    Hartford Growth and Income HLS Fund --
     Class IB
    Shares 32,672,262
    Cost $41,999,927
      Market Value................................        --                   --                   --
    Evergreen VA International Growth Fund
    Shares 160,649
    Cost $1,764,047
      Market Value................................       $1,503,679            --                   --
    Evergreen VA Capital Growth Fund
    Shares 126,985
    Cost $1,691,614
      Market Value................................        --                 $1,782,867             --
    Evergreen VA Growth Fund
    Shares 74,021
    Cost $805,250
      Market Value................................        --                   --                    $883,075
  Due from Hartford Life and Annuity Insurance
   Company........................................        --                        565             --
  Receivable from fund shares sold................              163            --                         158
  Other assets....................................        --                   --                   --
                                                         ----------          ----------              --------
  Total Assets....................................        1,503,842           1,783,432               883,233
                                                         ----------          ----------              --------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................              231            --                         158
  Payable for fund shares purchased...............        --                        565             --
  Other liabilities...............................               62                  15                    23
                                                         ----------          ----------              --------
  Total Liabilities...............................              293                 580                   181
                                                         ----------          ----------              --------
  Net Assets (variable annuity contract
   liabilities)...................................       $1,503,549          $1,782,852              $883,052
                                                         ==========          ==========              ========

  * Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                     MERRILL LYNCH    MERRILL LYNCH  HARTFORD GLOBAL
                                                    LARGE CAP GROWTH  GLOBAL GROWTH    HEALTH HLS
                                                       FOCUS FUND      FOCUS FUND         FUND
                                                     SUB-ACCOUNT**     SUB-ACCOUNT     SUB-ACCOUNT
                                                    ----------------  -------------  ---------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................     $1,795,481         --              --
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................       --            $1,130,978         --
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --               --          $116,708,323
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --               --            30,018,818
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................       --               --              --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................       --               --              --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --               --              --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --               --              --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --               --              --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --               --              --
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................       --               --              --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --               --              --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --               --              --
  Due from Hartford Life and Annuity Insurance
   Company........................................     $   11,027         --              --
  Receivable from fund shares sold................       --            $      296          584,896
  Other assets....................................       --               --                   484
                                                       ----------      ----------     ------------
  Total Assets....................................      1,806,508       1,131,274      147,312,521
                                                       ----------      ----------     ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --               --               584,896
  Payable for fund shares purchased...............         11,027             296         --
  Other liabilities...............................              8              10                4
                                                       ----------      ----------     ------------
  Total Liabilities...............................         11,035             306          584,900
                                                       ----------      ----------     ------------
  Net Assets (variable annuity contract
   liabilities)...................................     $1,795,473      $1,130,968     $146,727,621
                                                       ==========      ==========     ============

  * Amounts represent from inception, October 15, 2001 to December 31, 2001. ** Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund was re-named to Merrill Lynch Large Cap Growth Focus Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                    HARTFORD GLOBAL    EVERGREEN     EVERGREEN    EVERGREEN   FIRST AMERICAN
                                                    TECHNOLOGY HLS   VA FOUNDATION   VA OMEGA    VA SPECIAL   INTERNATIONAL
                                                         FUND            FUND          FUND      EQUITY FUND    PORTFOLIO
                                                      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                    ---------------  -------------  -----------  -----------  --------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................       --              --            --           --             --
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................       --              --            --           --             --
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --              --            --           --             --
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --              --            --           --             --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................    $46,686,625        --            --           --             --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................     13,634,226        --            --           --             --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --            $117,931        --           --             --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --              --          $768,392       --             --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --              --            --          $26,330         --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --              --            --           --          $1,576,530
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................       --              --            --           --             --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --              --            --           --             --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --              --            --           --             --
  Due from Hartford Life and Annuity Insurance
   Company........................................         13,217        --               355       --             --
  Receivable from fund shares sold................        541,748        --            --           --                 235
  Other assets....................................       --                   6            13       --                   1
                                                      -----------      --------      --------      -------      ----------
  Total Assets....................................     60,875,816       117,937       768,760       26,330       1,576,766
                                                      -----------      --------      --------      -------      ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................        541,748            57        --               28             235
  Payable for fund shares purchased...............         13,217        --               355       --             --
  Other liabilities...............................            363        --            --                7         --
                                                      -----------      --------      --------      -------      ----------
  Total Liabilities...............................        555,328            57           355           35             235
                                                      -----------      --------      --------      -------      ----------
  Net Assets (variable annuity contract
   liabilities)...................................    $60,320,488      $117,880      $768,405      $26,295      $1,576,531
                                                      ===========      ========      ========      =======      ==========

                                                     FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                                                       LARGE CAP        TECHNOLOGY       SMALL CAP
                                                    GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*
                                                    ----------------  --------------  ----------------
ASSETS:
  Investments:
    Merrill Lynch Large Cap Growth Focus Fund --
     Class A
    Shares 199,056
    Cost $2,160,771
      Market Value................................
    Merrill Lynch Global Growth Focus Fund --
     Class A
    Shares 126,934
    Cost $1,753,215
      Market Value................................
    Hartford Global Health HLS Fund -- Class IA
    Shares 79,304,671
    Cost $104,943,341
      Market Value................................       --                --             --
    Hartford Global Health HLS Fund -- Class IB
    Shares 20,451,043
    Cost $27,900,801
      Market Value................................       --                --             --
    Hartford Global Technology HLS Fund --
     Class IA
    Shares 94,943,039
    Cost $76,830,069
      Market Value................................       --                --             --
    Hartford Global Technology HLS Fund --
     Class IB
    Shares 27,810,366
    Cost $17,795,384
      Market Value................................       --                --             --
    Evergreen VA Foundation Fund
    Shares 9,037
    Cost $122,122
      Market Value................................       --                --             --
    Evergreen VA Omega Fund
    Shares 53,139
    Cost $845,577
      Market Value................................       --                --             --
    Evergreen VA Special Equity Fund
    Shares 2,701
    Cost $27,074
      Market Value................................       --                --             --
    First American International Portfolio
    Shares 260,154
    Cost $1,964,975
      Market Value................................       --                --             --
    First American Large Cap Growth Portfolio
    Shares 252,567
    Cost $1,973,603
      Market Value................................     $1,449,732          --             --
    First American Technology Portfolio
    Shares 533,238
    Cost $2,787,321
      Market Value................................       --             $1,493,066        --
    First American Small Cap Growth
    Shares 979
    Cost $8,052
      Market Value................................       --                --               8,175
  Due from Hartford Life and Annuity Insurance
   Company........................................            289            3,783        --
  Receivable from fund shares sold................       --                --             --
  Other assets....................................       --                --             --
                                                       ----------       ----------         ------
  Total Assets....................................      1,450,021        1,496,849          8,175
                                                       ----------       ----------         ------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --                --                   3
  Payable for fund shares purchased...............            289            3,785        --
  Other liabilities...............................              3                2              1
                                                       ----------       ----------         ------
  Total Liabilities...............................            292            3,787              4
                                                       ----------       ----------         ------
  Net Assets (variable annuity contract
   liabilities)...................................     $1,449,729       $1,493,062         $8,171
                                                       ==========       ==========         ======

  * Amounts represent from inception, October 15, 2001 to December 31, 2001. ** Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund was re-named to Merrill Lynch Large Cap Growth Focus Fund.

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                          HARTFORD
                                                            FOCUS
                                                    HLS FUND SUB-ACCOUNT*
                                                    ---------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................       $20,778,074
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................         7,090,524
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           772,061
  Receivable from fund shares sold................         --
  Other assets....................................         --
                                                         -----------
  Total Assets....................................        28,640,659
                                                         -----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............           772,061
  Other liabilities...............................                91
                                                         -----------
  Total Liabilities...............................           772,152
                                                         -----------
  Net Assets (variable annuity contract
   liabilities)...................................       $27,868,507
                                                         ===========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                          HARTFORD                 HARTFORD           HARTFORD INTERNATIONAL
                                                    GLOBAL COMMUNICATIONS  GLOBAL FINANCIAL SERVICES   CAPITAL APPRECIATION
                                                    HLS FUND SUB-ACCOUNT*    HLS FUND SUB-ACCOUNT*    HLS FUND SUB-ACCOUNT*
                                                    ---------------------  -------------------------  ----------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................        --                      --                         --
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................        --                      --                         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................       $1,039,436               --                         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................          764,497               --                         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................        --                      $3,681,996                 --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................        --                       2,018,714                 --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................        --                      --                        $5,231,244
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................        --                      --                         4,253,558
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................        --                      --                         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................        --                      --                         --
  Due from Hartford Life and Annuity Insurance
   Company........................................           28,064                   31,628                    25,228
  Receivable from fund shares sold................        --                      --                            20,871
  Other assets....................................        --                      --                         --
                                                         ----------               ----------                ----------
  Total Assets....................................        1,831,997                5,732,338                 9,530,901
                                                         ----------               ----------                ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................        --                      --                            20,871
  Payable for fund shares purchased...............           28,064                   31,628                    25,228
  Other liabilities...............................                1                       15                        15
                                                         ----------               ----------                ----------
  Total Liabilities...............................           28,065                   31,643                    46,114
                                                         ----------               ----------                ----------
  Net Assets (variable annuity contract
   liabilities)...................................       $1,803,932               $5,700,695                $9,484,787
                                                         ==========               ==========                ==========

                                                    HARTFORD INTERNATIONAL
                                                        SMALL COMPANY
                                                    HLS FUND SUB-ACCOUNT*
                                                    ----------------------
ASSETS:
  Investments:
    Hartford Focus HLS Fund, Inc. -- Class IA
    Shares 20,024,627
    Cost $19,887,968
      Market Value................................         --
    Hartford Focus HLS Fund, Inc. -- Class IB
    Shares 6,837,371
    Cost $6,710,941
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IA
    Shares 1,631,112
    Cost $1,087,790
      Market Value................................         --
    Hartford Global Communications HLS
     Fund, Inc. -- Class IB
    Shares 1,200,619
    Cost $805,357
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IA
    Shares 3,928,019
    Cost $3,705,044
      Market Value................................         --
    Hartford Global Financial Services HLS
     Fund, Inc. -- Class IB
    Shares 2,155,737
    Cost $2,050,600
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IA
    Shares 6,088,002
    Cost $5,106,535
      Market Value................................         --
    Hartford International Capital Appreciation
     HLS Fund, Inc. -- Class IB
    Shares 4,954,073
    Cost $4,143,176
      Market Value................................         --
    Hartford International Small Company HLS
     Fund, Inc. -- Class IA
    Shares 1,119,753
    Cost $1,047,495
      Market Value................................        $1,050,924
    Hartford International Small Company HLS
     Fund, Inc. -- Class IB
    Shares 478,782
    Cost $449,363
      Market Value................................           449,136
  Due from Hartford Life and Annuity Insurance
   Company........................................           105,723
  Receivable from fund shares sold................         --
  Other assets....................................                 1
                                                          ----------
  Total Assets....................................         1,605,784
                                                          ----------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................         --
  Payable for fund shares purchased...............           105,723
  Other liabilities...............................         --
                                                          ----------
  Total Liabilities...............................           105,723
                                                          ----------
  Net Assets (variable annuity contract
   liabilities)...................................        $1,500,061
                                                          ==========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                      HARTFORD
                                                    MIDCAP VALUE
                                                      HLS FUND
                                                    SUB-ACCOUNT*
                                                    ------------
ASSETS:
  Investments:
    Hartford MidCap Value HLS Fund, Inc. --
     Class IA
    Shares 62,176,840
    Cost $58,032,968
      Market Value................................  $ 61,851,344
    Hartford MidCap Value HLS Fund, Inc. --
     Class IB
    Shares 20,709,392
    Cost $19,404,064
      Market Value................................    20,586,709
    Hartford Value HLS Fund, Inc. -- Class IA
    Shares 24,452,599
    Cost $23,720,083
      Market Value................................       --
    Hartford Value HLS Fund, Inc. -- Class IB
    Shares 10,322,111
    Cost $10,019,451
      Market Value................................       --
    Prudential 20/20 Focus Fund
    Shares 5,155
    Cost $52,138
      Market Value................................       --
    Prudential Jennison Fund
    Shares 8,814
    Cost $158,327
      Market Value................................       --
    Prudential Value Portfolio Fund
    Shares 3,352
    Cost $59,582
      Market Value................................       --
  Due from Hartford Life and Annuity Insurance
   Company........................................     1,181,305
  Receivable from fund shares sold................       --
  Other assets....................................            22
                                                    ------------
  Total Assets....................................    83,619,380
                                                    ------------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................       --
  Payable for fund shares purchased...............     1,181,305
  Other liabilities...............................       --
                                                    ------------
  Total Liabilities...............................     1,181,305
                                                    ------------
  Net Assets (variable annuity contract
   liabilities)...................................  $ 82,438,075
                                                    ============

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                                      HARTFORD
                                                       VALUE      PRUDENTIAL 20/20  PRUDENTIAL JENNISON  PRUDENTIAL VALUE
                                                      HLS FUND    FOCUS PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                    SUB-ACCOUNT*   SUB-ACCOUNT**       SUB-ACCOUNT**       SUB-ACCOUNT*
                                                    ------------  ----------------  -------------------  ----------------
ASSETS:
  Investments:
    Hartford MidCap Value HLS Fund, Inc. --
     Class IA
    Shares 62,176,840
    Cost $58,032,968
      Market Value................................      --            --                 --                  --
    Hartford MidCap Value HLS Fund, Inc. --
     Class IB
    Shares 20,709,392
    Cost $19,404,064
      Market Value................................      --            --                 --                  --
    Hartford Value HLS Fund, Inc. -- Class IA
    Shares 24,452,599
    Cost $23,720,083
      Market Value................................  $24,307,253       --                 --                  --
    Hartford Value HLS Fund, Inc. -- Class IB
    Shares 10,322,111
    Cost $10,019,451
      Market Value................................   10,253,427       --                 --                  --
    Prudential 20/20 Focus Fund
    Shares 5,155
    Cost $52,138
      Market Value................................      --            $54,802            --                  --
    Prudential Jennison Fund
    Shares 8,814
    Cost $158,327
      Market Value................................      --            --                 $162,612            --
    Prudential Value Portfolio Fund
    Shares 3,352
    Cost $59,582
      Market Value................................      --            --                 --                  $60,032
  Due from Hartford Life and Annuity Insurance
   Company........................................      626,827       --                 --                  --
  Receivable from fund shares sold................      --                 12                  90                 13
  Other assets....................................           22       --                        1            --
                                                    -----------       -------            --------            -------
  Total Assets....................................   35,187,529        54,814             162,703             60,045
                                                    -----------       -------            --------            -------
LIABILITIES:
  Due to Hartford Life and Annuity Insurance
   Company........................................      --                 12                  90                 13
  Payable for fund shares purchased...............      626,827       --                 --                  --
  Other liabilities...............................            1       --                 --                  --
                                                    -----------       -------            --------            -------
  Total Liabilities...............................      626,828            12                  90                 13
                                                    -----------       -------            --------            -------
  Net Assets (variable annuity contract
   liabilities)...................................  $34,560,701       $54,802            $162,613            $60,032
                                                    ===========       =======            ========            =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD:
  Hartford Bond HLS Fund Cl IA 1.25%..........................................      243,035,104     $2.593211     $   630,241,304
  Hartford Bond HLS Fund Cl IA 1.50%..........................................       19,810,056      1.175151          23,279,807
  Hartford Bond HLS Fund Cl IA 1.40%..........................................        5,611,380      2.582880          14,493,522
  Hartford Bond HLS Fund Cl IA 0.80%..........................................        4,214,866      1.206638           5,085,817
  Hartford Bond HLS Fund Cl IA 1.65%..........................................          623,415      1.171188             730,136
  Hartford Bond HLS Fund Cl IA 0.95%..........................................          180,352      1.202658             216,902
  Hartford Bond HLS Fund Cl IA 1.45%..........................................        2,043,372      2.588440           5,289,146
  Hartford Bond HLS Fund Cl IA 1.70%..........................................          157,704      1.172990             184,985
  Hartford Bond HLS Fund Cl IA 1.60%..........................................        1,175,161      2.578131           3,029,718
  Hartford Bond HLS Fund Cl IA 1.00%..........................................          634,790      1.204418             764,553
  Hartford Bond HLS Fund Cl IA 1.85%..........................................          131,019      1.169037             153,166
  Hartford Bond HLS Fund Cl IA 1.15%..........................................          160,837      1.200443             193,076
  Hartford Bond HLS Fund Cl IB 1.45%..........................................       19,570,934      1.166223          22,824,073
  Hartford Bond HLS Fund Cl IB 1.60%..........................................        2,703,405      1.163042           3,144,174
  Hartford Bond HLS Fund Cl IB 1.45%..........................................       25,104,056      1.166223          29,276,927
  Hartford Bond HLS Fund Cl IB 1.60%..........................................        2,530,473      1.163042           2,943,047
  Hartford Bond HLS Fund Cl IB 1.65%..........................................        2,090,216      1.164088           2,433,195
  Hartford Bond HLS Fund Cl IB 1.80%..........................................        1,960,653      1.160902           2,276,126
  Hartford Bond HLS Fund Cl IB 1.65%..........................................        6,610,824      1.164088           7,695,581
  Hartford Bond HLS Fund Cl IB 1.80%..........................................        4,776,296      1.160902           5,544,811
  Hartford Stock HLS Fund Cl IA 1.25%.........................................      614,993,609      5.709576       3,511,352,750
  Hartford Stock HLS Fund Cl IA 1.50%.........................................       74,390,209      0.968588          72,053,464
  Hartford Stock HLS Fund Cl IA 1.40%.........................................       15,525,871      5.686829          88,292,974
  Hartford Stock HLS Fund Cl IA 0.80%.........................................       33,715,275      0.912775          30,774,460
  Hartford Stock HLS Fund Cl IA 1.65%.........................................        3,384,138      0.965319           3,266,773
  Hartford Stock HLS Fund Cl IA 0.95%.........................................        2,401,883      0.909741           2,185,092
  Hartford Stock HLS Fund Cl IA 1.45%.........................................        3,449,846      5.699046          19,660,833
  Hartford Stock HLS Fund Cl IA 1.70%.........................................        1,195,012      0.966802           1,155,340
  Hartford Stock HLS Fund Cl IA 1.60%.........................................        1,173,578      5.676336           6,661,622
  Hartford Stock HLS Fund Cl IA 1.00%.........................................        2,055,349      0.911093           1,872,614
  Hartford Stock HLS Fund Cl IA 1.85%.........................................          160,074      0.963541             154,238
  Hartford Stock HLS Fund Cl IA 1.15%.........................................          726,830      0.908060             660,005
  Hartford Stock HLS Fund Cl IB 1.45%.........................................       59,716,124      0.833465          49,771,299
  Hartford Stock HLS Fund Cl IB 1.60%.........................................       10,626,705      0.831193           8,832,843
  Hartford Stock HLS Fund Cl IB 1.45%.........................................       67,604,705      0.833465          56,346,154
  Hartford Stock HLS Fund Cl IB 1.60%.........................................       10,852,695      0.831193           9,020,684
  Hartford Stock HLS Fund Cl IB 1.65%.........................................        7,366,382      0.831921           6,128,248
  Hartford Stock HLS Fund Cl IB 1.80%.........................................        4,539,343      0.829665           3,766,134
  Hartford Stock HLS Fund Cl IB 1.65%.........................................       19,446,122      0.831921          16,177,638
  Hartford Stock HLS Fund Cl IB 1.80%.........................................        8,613,997      0.829665           7,146,732
  Hartford Money Market HLS Fund Cl IA 1.25%..................................      276,875,043      1.910625         529,004,379
  Hartford Money Market HLS Fund Cl IA 1.50%..................................       77,056,450      1.123520          86,574,462
  Hartford Money Market HLS Fund Cl IA 1.40%..................................        6,226,393      1.903025          11,848,981
  Hartford Money Market HLS Fund Cl IA 0.80%..................................        1,556,108      1.095114           1,704,116
  Hartford Money Market HLS Fund Cl IA 1.65%..................................        2,564,846      1.119730           2,871,935
  Hartford Money Market HLS Fund Cl IA 0.95%..................................           78,441      1.091492              85,618

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Money Market HLS Fund Cl IA 0.40%..................................           96,207     $1.017775     $        97,917
  Hartford Money Market HLS Fund Cl IA 1.45%..................................        1,387,347      1.907125           2,645,844
  Hartford Money Market HLS Fund Cl IA 1.70%..................................        1,264,888      1.121457           1,418,517
  Hartford Money Market HLS Fund Cl IA 1.60%..................................          941,183      1.899540           1,787,814
  Hartford Money Market HLS Fund Cl IA 1.00%..................................          576,738      1.093101             630,433
  Hartford Money Market HLS Fund Cl IA 1.85%..................................          547,323      1.117678             611,731
  Hartford Money Market HLS Fund Cl IB 1.45%..................................       29,397,296      1.059506          31,146,611
  Hartford Money Market HLS Fund Cl IB 1.60%..................................        3,948,795      1.056630           4,172,415
  Hartford Money Market HLS Fund Cl IB 1.45%..................................       28,460,642      1.059506          30,154,221
  Hartford Money Market HLS Fund Cl IB 1.60%..................................        3,450,460      1.056630           3,645,860
  Hartford Money Market HLS Fund Cl IB 1.65%..................................        2,716,207      1.057560           2,872,552
  Hartford Money Market HLS Fund Cl IB 1.80%..................................        3,142,075      1.054689           3,313,912
  Hartford Money Market HLS Fund Cl IB 1.65%..................................        7,941,874      1.057560           8,399,008
  Hartford Money Market HLS Fund Cl IB 1.80%..................................        3,079,921      1.054689           3,248,359
  Hartford Advisers HLS Fund Cl IA 1.25%......................................    1,267,552,672      4.433687       5,619,931,803
  Hartford Advisers HLS Fund Cl IA 1.50%......................................      118,486,975      1.035941         122,745,516
  Hartford Advisers HLS Fund Cl IA 1.40%......................................       19,557,552      4.416028          86,366,699
  Hartford Advisers HLS Fund Cl IA 0.80%......................................       42,094,452      1.009584          42,497,885
  Hartford Advisers HLS Fund Cl IA 1.65%......................................        3,152,133      1.032449           3,254,416
  Hartford Advisers HLS Fund Cl IA 0.95%......................................        3,165,226      1.006245           3,184,993
  Hartford Advisers HLS Fund Cl IA 1.45%......................................        5,846,523      4.425524          25,873,929
  Hartford Advisers HLS Fund Cl IA 1.70%......................................        4,229,310      1.034026           4,373,216
  Hartford Advisers HLS Fund Cl IA 1.60%......................................        2,084,683      4.407885           9,189,045
  Hartford Advisers HLS Fund Cl IA 1.00%......................................        2,521,910      1.007731           2,541,407
  Hartford Advisers HLS Fund Cl IA 1.85%......................................          419,529      1.030542             432,343
  Hartford Advisers HLS Fund Cl IA 1.15%......................................          995,028      1.004394             999,400
  Hartford Advisers HLS Fund Cl IB 1.45%......................................       77,380,036      0.945042          73,127,384
  Hartford Advisers HLS Fund Cl IB 1.60%......................................       11,361,791      0.942472          10,708,170
  Hartford Advisers HLS Fund Cl IB 1.45%......................................      112,066,579      0.945042         105,907,624
  Hartford Advisers HLS Fund Cl IB 1.60%......................................       18,452,560      0.942472          17,391,021
  Hartford Advisers HLS Fund Cl IB 1.65%......................................        7,628,070      0.943308           7,195,619
  Hartford Advisers HLS Fund Cl IB 1.80%......................................        5,000,517      0.940730           4,704,136
  Hartford Advisers HLS Fund Cl IB 1.65%......................................       31,594,566      0.943308          29,803,407
  Hartford Advisers HLS Fund Cl IB 1.80%......................................       10,601,116      0.940730           9,972,788
  Hartford Capital Appreciation HLS Fund Cl IA 1.25%..........................      551,293,800      7.709010       4,249,929,422
  Hartford Capital Appreciation HLS Fund Cl IA 1.50%..........................       62,896,845      1.364573          85,827,336
  Hartford Capital Appreciation HLS Fund Cl IA 1.40%..........................        8,949,537      7.678322          68,717,429
  Hartford Capital Appreciation HLS Fund Cl IA 0.80%..........................       23,361,441      1.282035          29,950,184
  Hartford Capital Appreciation HLS Fund Cl IA 1.65%..........................        2,806,310      1.359991           3,816,556
  Hartford Capital Appreciation HLS Fund Cl IA 0.95%..........................        1,702,781      1.277789           2,175,795
  Hartford Capital Appreciation HLS Fund Cl IA 1.45%..........................        3,891,795      7.694799          29,946,580
  Hartford Capital Appreciation HLS Fund Cl IA 1.70%..........................        1,528,817      1.362056           2,082,335
  Hartford Capital Appreciation HLS Fund Cl IA 1.60%..........................        1,167,102      7.664169           8,944,869
  Hartford Capital Appreciation HLS Fund Cl IA 1.00%..........................        1,494,030      1.279676           1,911,874
  Hartford Capital Appreciation HLS Fund Cl IA 1.85%..........................          179,869      1.357485             244,169
  Hartford Capital Appreciation HLS Fund Cl IA 1.15%..........................          700,305      1.275435             893,193
  Hartford Capital Appreciation HLS Fund Cl IB 1.45%..........................       79,597,604      0.871910          69,401,947

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Capital Appreciation HLS Fund Cl IB 1.60%..........................       13,944,036     $0.869538     $    12,124,869
  Hartford Capital Appreciation HLS Fund Cl IB 1.45%..........................       96,486,687      0.871910          84,127,707
  Hartford Capital Appreciation HLS Fund Cl IB 1.60%..........................       14,411,598      0.869538          12,531,432
  Hartford Capital Appreciation HLS Fund Cl IB 1.65%..........................       21,927,581      0.870309          19,083,771
  Hartford Capital Appreciation HLS Fund Cl IB 1.80%..........................        5,314,663      0.867937           4,612,793
  Hartford Capital Appreciation HLS Fund Cl IB 1.65%..........................       30,763,966      0.870309          26,774,156
  Hartford Capital Appreciation HLS Fund Cl IB 1.80%..........................       15,557,645      0.867937          13,503,056
  Hartford Mortgage Securities HLS Fund Cl IA 1.25%...........................       60,190,950      2.562975         154,267,899
  Hartford Mortgage Securities HLS Fund Cl IA 1.50%...........................        7,611,080      1.176284           8,952,791
  Hartford Mortgage Securities HLS Fund Cl IA 1.40%...........................        1,525,932      2.552779           3,895,366
  Hartford Mortgage Securities HLS Fund Cl IA 0.80%...........................          312,542      1.174922             367,212
  Hartford Mortgage Securities HLS Fund Cl IA 1.65%...........................          273,836      1.172322             321,024
  Hartford Mortgage Securities HLS Fund Cl IA 0.95%...........................            1,796      1.171037               2,104
  Hartford Mortgage Securities HLS Fund Cl IA 1.45%...........................          302,184      2.558257             773,063
  Hartford Mortgage Securities HLS Fund Cl IA 1.70%...........................          175,299      1.174117             205,822
  Hartford Mortgage Securities HLS Fund Cl IA 1.60%...........................          304,535      2.548085             775,982
  Hartford Mortgage Securities HLS Fund Cl IA 1.00%...........................            9,939      1.172760              11,656
  Hartford Mortgage Securities HLS Fund Cl IA 1.85%...........................           10,155      1.170161              11,883
  Hartford Mortgage Securities HLS Fund Cl IB 1.45%...........................        4,608,278      1.144467           5,274,022
  Hartford Mortgage Securities HLS Fund Cl IB 1.60%...........................          574,120      1.141332             655,262
  Hartford Mortgage Securities HLS Fund Cl IB 1.45%...........................        8,128,710      1.144467           9,303,041
  Hartford Mortgage Securities HLS Fund Cl IB 1.60%...........................          838,091      1.141332             956,540
  Hartford Mortgage Securities HLS Fund Cl IB 1.65%...........................          678,899      1.142349             775,539
  Hartford Mortgage Securities HLS Fund Cl IB 1.80%...........................          196,332      1.139245             223,670
  Hartford Mortgage Securities HLS Fund Cl IB 1.65%...........................        1,568,715      1.142349           1,792,021
  Hartford Mortgage Securities HLS Fund Cl IB 1.80%...........................          884,481      1.139245           1,007,641
  Hartford Index HLS Fund Cl IA 1.25%.........................................      178,287,065      4.339934         773,754,098
  Hartford Index HLS Fund Cl IA 1.50%.........................................       34,694,312      0.955179          33,139,278
  Hartford Index HLS Fund Cl IA 1.40%.........................................        3,811,152      4.322617          16,474,149
  Hartford Index HLS Fund Cl IA 0.80%.........................................        3,040,902      0.893931           2,718,357
  Hartford Index HLS Fund Cl IA 1.65%.........................................        1,166,564      0.951965           1,110,528
  Hartford Index HLS Fund Cl IA 0.95%.........................................          184,446      0.890975             164,337
  Hartford Index HLS Fund Cl IA 1.45%.........................................          889,728      4.331929           3,854,239
  Hartford Index HLS Fund Cl IA 1.70%.........................................          122,164      0.953418             116,474
  Hartford Index HLS Fund Cl IA 1.60%.........................................          211,556      4.314652             912,790
  Hartford Index HLS Fund Cl IA 1.00%.........................................          161,576      0.892280             144,171
  Hartford Index HLS Fund Cl IA 1.85%.........................................           38,085      0.950213              36,189
  Hartford Index HLS Fund Cl IA 1.15%.........................................           43,465      0.889331              38,655
  Hartford Index HLS Fund Cl IB 1.45%.........................................       15,660,083      0.812376          12,721,875
  Hartford Index HLS Fund Cl IB 1.60%.........................................        2,338,785      0.810156           1,894,780
  Hartford Index HLS Fund Cl IB 1.45%.........................................       12,282,253      0.812376           9,977,807
  Hartford Index HLS Fund Cl IB 1.60%.........................................        2,663,422      0.810156           2,157,787
  Hartford Index HLS Fund Cl IB 1.65%.........................................        1,042,221      0.810882             845,119
  Hartford Index HLS Fund Cl IB 1.80%.........................................          936,943      0.808669             757,677
  Hartford Index HLS Fund Cl IB 1.65%.........................................        3,969,270      0.810882           3,218,609
  Hartford Index HLS Fund Cl IB 1.80%.........................................        3,248,007      0.808669           2,626,562
  Hartford International Opportunities HLS Fund Cl IA 1.25%...................      339,519,009      1.489425         505,688,100

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford International Opportunities HLS Fund Cl IA 1.50%...................       13,357,193     $0.832550     $    11,120,531
  Hartford International Opportunities HLS Fund Cl IA 1.40%...................        4,466,381      1.483487           6,625,818
  Hartford International Opportunities HLS Fund Cl IA 0.80%...................        3,053,410      0.795813           2,429,943
  Hartford International Opportunities HLS Fund Cl IA 1.65%...................          671,073      0.829762             556,831
  Hartford International Opportunities HLS Fund Cl IA 0.95%...................           69,848      0.793182              55,402
  Hartford International Opportunities HLS Fund Cl IA 1.45%...................          732,710      1.486678           1,089,304
  Hartford International Opportunities HLS Fund Cl IA 1.70%...................          102,604      0.831021              85,266
  Hartford International Opportunities HLS Fund Cl IA 1.60%...................          393,778      1.480754             583,088
  Hartford International Opportunities HLS Fund Cl IA 1.00%...................          146,258      0.794343             116,179
  Hartford International Opportunities HLS Fund Cl IA 1.15%...................           54,365      0.791715              43,042
  Hartford International Opportunities HLS Fund Cl IB 1.45%...................        7,629,171      0.632036           4,821,911
  Hartford International Opportunities HLS Fund Cl IB 1.60%...................        1,105,383      0.630317             696,741
  Hartford International Opportunities HLS Fund Cl IB 1.45%...................        6,469,626      0.632036           4,089,036
  Hartford International Opportunities HLS Fund Cl IB 1.60%...................        1,177,094      0.630317             741,942
  Hartford International Opportunities HLS Fund Cl IB 1.65%...................          232,772      0.630879             146,851
  Hartford International Opportunities HLS Fund Cl IB 1.80%...................          220,578      0.629153             138,777
  Hartford International Opportunities HLS Fund Cl IB 1.65%...................        1,537,285      0.630879             969,841
  Hartford International Opportunities HLS Fund Cl IB 1.80%...................        1,102,992      0.629153             693,951
  Hartford Dividend & Growth HLS Fund Cl IA 1.25%.............................      690,921,608      2.668698       1,843,861,113
  Hartford Dividend & Growth HLS Fund Cl IA 1.50%.............................       29,626,920      1.080827          32,021,576
  Hartford Dividend & Growth HLS Fund Cl IA 1.40%.............................        9,102,790      2.658044          24,195,617
  Hartford Dividend & Growth HLS Fund Cl IA 0.80%.............................       16,653,316      1.115257          18,572,727
  Hartford Dividend & Growth HLS Fund Cl IA 1.65%.............................        1,487,156      1.077185           1,601,942
  Hartford Dividend & Growth HLS Fund Cl IA 0.95%.............................        1,046,650      1.111557           1,163,411
  Hartford Dividend & Growth HLS Fund Cl IA 1.45%.............................        4,063,440      2.663787          10,824,138
  Hartford Dividend & Growth HLS Fund Cl IA 1.70%.............................        1,413,816      1.078834           1,525,273
  Hartford Dividend & Growth HLS Fund Cl IA 1.60%.............................        1,721,960      2.653146           4,568,612
  Hartford Dividend & Growth HLS Fund Cl IA 1.00%.............................        1,562,714      1.113197           1,739,608
  Hartford Dividend & Growth HLS Fund Cl IA 1.85%.............................          248,254      1.075204             266,924
  Hartford Dividend & Growth HLS Fund Cl IA 1.15%.............................          504,491      1.109503             559,734
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................       22,427,091      1.126345          25,260,642
  Hartford Dividend & Growth HLS Fund Cl IB 1.60%.............................        3,984,034      1.123265           4,475,126
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................       34,206,136      1.126345          38,527,910
  Hartford Dividend & Growth HLS Fund Cl IB 1.60%.............................        4,973,049      1.123265           5,586,052
  Hartford Dividend & Growth HLS Fund Cl IB 1.65%.............................        3,003,884      1.124261           3,377,150
  Hartford Dividend & Growth HLS Fund Cl IB 1.80%.............................        1,714,524      1.121189           1,922,305
  Hartford Dividend & Growth HLS Fund Cl IB 1.65%.............................        9,494,864      1.124261          10,674,705
  Hartford Dividend & Growth HLS Fund Cl IB 1.80%.............................        4,697,308      1.121189           5,266,570
  Hartford Global Advisers HLS Fund Cl IA 1.50%...............................        5,080,195      1.001070           5,085,631
  Hartford Global Advisers HLS Fund Cl IA 1.40%...............................        2,528,698      1.526916           3,861,109
  Hartford Global Advisers HLS Fund Cl IA 0.80%...............................        1,571,064      0.966735           1,518,803
  Hartford Global Advisers HLS Fund Cl IA 1.65%...............................          299,376      0.997714             298,692
  Hartford Global Advisers HLS Fund Cl IA 0.95%...............................          197,311      0.963538             190,117
  Hartford Global Advisers HLS Fund Cl IA 1.45%...............................          353,145      1.530213             540,386
  Hartford Global Advisers HLS Fund Cl IA 1.70%...............................           59,259      0.999237              59,213
  Hartford Global Advisers HLS Fund Cl IA 1.60%...............................          196,187      1.524106             299,010
  Hartford Global Advisers HLS Fund Cl IA 1.00%...............................           40,108      0.964966              38,703

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Advisers HLS Fund Cl IA 1.85%...............................            6,139     $0.995870     $         6,114
  Hartford Global Advisers HLS Fund Cl IA 1.15%...............................            8,518      0.961762               8,192
  Hartford Global Advisers HLS Fund Cl IB 1.45%...............................        5,148,526      0.828340           4,264,730
  Hartford Global Advisers HLS Fund Cl IB 1.60%...............................        1,167,821      0.826087             964,722
  Hartford Global Advisers HLS Fund Cl IB 1.45%...............................        2,657,731      0.828340           2,201,505
  Hartford Global Advisers HLS Fund Cl IB 1.60%...............................          527,210      0.826087             435,521
  Hartford Global Advisers HLS Fund Cl IB 1.65%...............................          455,330      0.826808             376,471
  Hartford Global Advisers HLS Fund Cl IB 1.80%...............................          101,701      0.824561              83,859
  Hartford Global Advisers HLS Fund Cl IB 1.65%...............................        1,390,651      0.826808           1,149,802
  Hartford Global Advisers HLS Fund Cl IB 1.80%...............................          243,852      0.824561             201,071
  Hartford Global Advisers HLS Fund Cl IA 1.25%...............................      139,322,038      1.533019         213,583,329
  Hartford Small Company HLS Fund Cl IA 1.25%.................................      249,659,924      1.622498         405,072,728
  Hartford Small Company HLS Fund Cl IA 1.50%.................................       13,058,375      1.142784          14,922,902
  Hartford Small Company HLS Fund Cl IA 1.40%.................................        7,567,023      1.616034          12,228,566
  Hartford Small Company HLS Fund Cl IA 0.80%.................................        2,746,104      0.992850           2,726,469
  Hartford Small Company HLS Fund Cl IA 1.65%.................................          660,628      1.138949             752,422
  Hartford Small Company HLS Fund Cl IA 0.95%.................................           86,325      0.989554              85,424
  Hartford Small Company HLS Fund Cl IA 1.45%.................................        1,244,090      1.619517           2,014,826
  Hartford Small Company HLS Fund Cl IA 1.70%.................................          170,910      1.140676             194,953
  Hartford Small Company HLS Fund Cl IA 1.60%.................................          655,942      1.613066           1,058,077
  Hartford Small Company HLS Fund Cl IA 1.00%.................................          150,957      0.991019             149,601
  Hartford Small Company HLS Fund Cl IA 1.85%.................................           38,427      1.136848              43,685
  Hartford Small Company HLS Fund Cl IA 1.15%.................................           16,723      0.987736              16,518
  Hartford Small Company HLS Fund Cl IB 1.45%.................................       20,411,974      0.599710          12,241,265
  Hartford Small Company HLS Fund Cl IB 1.60%.................................        2,772,832      0.598073           1,658,356
  Hartford Small Company HLS Fund Cl IB 1.45%.................................       16,918,474      0.599710          10,146,178
  Hartford Small Company HLS Fund Cl IB 1.60%.................................        1,672,376      0.598073           1,000,203
  Hartford Small Company HLS Fund Cl IB 1.65%.................................        1,822,382      0.598600           1,090,878
  Hartford Small Company HLS Fund Cl IB 1.80%.................................        1,373,738      0.596955             820,060
  Hartford Small Company HLS Fund Cl IB 1.65%.................................        4,055,002      0.598600           2,427,324
  Hartford Small Company HLS Fund Cl IB 1.80%.................................        1,803,750      0.596955           1,076,758
  Hartford MidCap HLS Fund Cl IA 1.50%........................................       23,556,100      1.783774          42,018,759
  Hartford MidCap HLS Fund Cl IA 1.25%........................................      376,062,863      2.423387         911,345,850
  Hartford MidCap HLS Fund Cl IA 1.40%........................................       13,702,101      2.413717          33,072,995
  Hartford MidCap HLS Fund Cl IA 0.80%........................................        9,829,099      1.537677          15,113,980
  Hartford MidCap HLS Fund Cl IA 1.65%........................................        1,048,551      1.777790           1,864,104
  Hartford MidCap HLS Fund Cl IA 0.95%........................................          607,043      1.532585             930,344
  Hartford MidCap HLS Fund Cl IA 1.70%........................................          568,267      1.780492           1,011,795
  Hartford MidCap HLS Fund Cl IA 1.45%........................................        4,090,515      2.418922           9,894,638
  Hartford MidCap HLS Fund Cl IA 1.60%........................................          869,318      2.409274           2,094,426
  Hartford MidCap HLS Fund Cl IA 1.00%........................................          574,337      1.534844             881,517
  Hartford MidCap HLS Fund Cl IA 1.85%........................................           23,690      1.774521              42,039
  Hartford MidCap HLS Fund Cl IA 1.15%........................................          153,392      1.529761             234,652
  Hartford MidCap HLS Fund Cl IB 1.45%........................................       33,418,537      0.967334          32,326,887
  Hartford MidCap HLS Fund Cl IB 1.60%........................................        5,636,327      0.964700           5,437,365
  Hartford MidCap HLS Fund Cl IB 1.45%........................................       30,145,179      0.967334          29,160,457
  Hartford MidCap HLS Fund Cl IB 1.60%........................................        5,175,268      0.964700           4,992,582

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford MidCap HLS Fund Cl IB 1.65%........................................        3,934,540     $0.965554     $     3,799,011
  Hartford MidCap HLS Fund Cl IB 1.80%........................................        1,375,874      0.962922           1,324,860
  Hartford MidCap HLS Fund Cl IB 1.65%........................................        7,726,845      0.965554           7,460,686
  Hartford MidCap HLS Fund Cl IB 1.80%........................................        4,149,829      0.962922           3,995,962
  Hartford Global Leaders HLS Fund Cl IA 1.25%................................      173,294,258      1.476267         255,828,595
  Hartford Global Leaders HLS Fund Cl IA 1.50%................................       10,020,863      1.464264          14,673,189
  Hartford Global Leaders HLS Fund Cl IA 1.40%................................        8,749,764      1.470378          12,865,460
  Hartford Global Leaders HLS Fund Cl IA 0.80%................................       10,651,025      0.987167          10,514,341
  Hartford Global Leaders HLS Fund Cl IA 1.65%................................          682,346      1.459346             995,780
  Hartford Global Leaders HLS Fund Cl IA 0.95%................................          746,859      0.983911             734,842
  Hartford Global Leaders HLS Fund Cl IA 1.45%................................        2,824,910      1.473553           4,162,654
  Hartford Global Leaders HLS Fund Cl IA 1.70%................................          507,013      1.461556             741,028
  Hartford Global Leaders HLS Fund Cl IA 1.60%................................          565,160      1.467663             829,465
  Hartford Global Leaders HLS Fund Cl IA 1.00%................................          722,561      0.985350             711,975
  Hartford Global Leaders HLS Fund Cl IA 1.85%................................           18,825      1.456653              27,422
  Hartford Global Leaders HLS Fund Cl IA 1.15%................................          162,822      0.982105             159,908
  Hartford Global Leaders HLS Fund Cl IB 1.45%................................       21,774,989      0.674576          14,688,887
  Hartford Global Leaders HLS Fund Cl IB 1.60%................................        3,002,053      0.672731           2,019,574
  Hartford Global Leaders HLS Fund Cl IB 1.45%................................       21,588,272      0.674576          14,562,930
  Hartford Global Leaders HLS Fund Cl IB 1.60%................................        2,167,234      0.672731           1,457,966
  Hartford Global Leaders HLS Fund Cl IB 1.65%................................        1,612,830      0.673327           1,085,962
  Hartford Global Leaders HLS Fund Cl IB 1.80%................................          756,236      0.671491             507,805
  Hartford Global Leaders HLS Fund Cl IB 1.65%................................        4,831,467      0.673327           3,253,157
  Hartford Global Leaders HLS Fund Cl IB 1.80%................................        2,150,534      0.671491           1,444,064
  Hartford High Yield HLS Fund Cl IA 1.25%....................................       56,422,734      1.082831          61,096,287
  Hartford High Yield HLS Fund Cl IA 1.50%....................................        4,604,534      1.074071           4,945,596
  Hartford High Yield HLS Fund Cl IA 1.40%....................................        2,769,874      1.078506           2,987,326
  Hartford High Yield HLS Fund Cl IA 0.80%....................................        1,358,466      1.041495           1,414,835
  Hartford High Yield HLS Fund Cl IA 1.65%....................................          427,318      1.070454             457,424
  Hartford High Yield HLS Fund Cl IA 0.95%....................................          125,868      1.038042             130,657
  Hartford High Yield HLS Fund Cl IA 1.45%....................................          794,140      1.080837             858,335
  Hartford High Yield HLS Fund Cl IA 1.70%....................................           58,839      1.072094              63,081
  Hartford High Yield HLS Fund Cl IA 1.60%....................................          766,375      1.076529             825,025
  Hartford High Yield HLS Fund Cl IA 1.00%....................................           81,099      1.039569              84,308
  Hartford High Yield HLS Fund Cl IA 1.85%....................................           10,401      1.068491              11,114
  Hartford High Yield HLS Fund Cl IA 1.15%....................................           94,878      1.036123              98,305
  Hartford High Yield HLS Fund Cl IB 1.45%....................................        4,763,388      1.018375           4,850,916
  Hartford High Yield HLS Fund Cl IB 1.60%....................................          371,076      1.015616             376,871
  Hartford High Yield HLS Fund Cl IB 1.45%....................................        7,881,374      1.018375           8,026,195
  Hartford High Yield HLS Fund Cl IB 1.60%....................................          766,910      1.015616             778,886
  Hartford High Yield HLS Fund Cl IB 1.65%....................................        1,016,118      1.016508           1,032,892
  Hartford High Yield HLS Fund Cl IB 1.80%....................................          239,077      1.013731             242,359
  Hartford High Yield HLS Fund Cl IB 1.65%....................................        4,284,126      1.016508           4,354,848
  Hartford High Yield HLS Fund Cl IB 1.80%....................................        1,290,976      1.013731           1,308,702
  Hartford Growth & Income HLS Fund Cl IA 1.50%...............................       14,251,957      1.102048          15,706,341
  Hartford Growth & Income HLS Fund Cl IA 1.25%...............................      190,354,215      1.203560         229,102,720
  Hartford Growth & Income HLS Fund Cl IA 1.40%...............................       10,571,255      1.198767          12,672,472

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Growth & Income HLS Fund Cl IA 0.80%...............................       11,798,604     $0.989645     $    11,676,429
  Hartford Growth & Income HLS Fund Cl IA 1.65%...............................          861,997      1.098344             946,769
  Hartford Growth & Income HLS Fund Cl IA 0.95%...............................          878,198      0.986365             866,224
  Hartford Growth & Income HLS Fund Cl IA 1.70%...............................          247,851      1.100014             272,639
  Hartford Growth & Income HLS Fund Cl IA 1.45%...............................        2,499,747      1.201343           3,003,054
  Hartford Growth & Income HLS Fund Cl IA 1.60%...............................        1,103,938      1.196550           1,320,917
  Hartford Growth & Income HLS Fund Cl IA 1.00%...............................          578,327      0.987824             571,285
  Hartford Growth & Income HLS Fund Cl IA 1.85%...............................           86,414      1.096317              94,737
  Hartford Growth & Income HLS Fund Cl IA 1.15%...............................          291,782      0.984547             287,273
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................       15,751,781      0.872021          13,735,884
  Hartford Growth & Income HLS Fund Cl IB 1.60%...............................        1,927,471      0.869645           1,676,215
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................       15,042,158      0.872021          13,117,078
  Hartford Growth & Income HLS Fund Cl IB 1.60%...............................        2,970,432      0.869645           2,583,221
  Hartford Growth & Income HLS Fund Cl IB 1.65%...............................        1,178,238      0.870411           1,025,551
  Hartford Growth & Income HLS Fund Cl IB 1.80%...............................          974,741      0.868041             846,115
  Hartford Growth & Income HLS Fund Cl IB 1.65%...............................        4,347,417      0.870411           3,784,040
  Hartford Growth & Income HLS Fund Cl IB 1.80%...............................        1,566,930      0.868041           1,360,159
  Evergreen VA International Growth 1.25%.....................................        1,055,625      1.067563           1,126,946
  Evergreen VA International Growth 1.40%.....................................            8,183      1.063315               8,701
  Evergreen VA International Growth 1.45%.....................................          285,617      0.663078             189,388
  Evergreen VA International Growth 1.60%.....................................          168,681      0.661268             111,543
  Evergreen VA International Growth 1.65%.....................................           12,976      0.661870               8,588
  Evergreen VA International Growth 1.80%.....................................           88,453      0.660048              58,383
  Evergreen VA Capital Growth 1.25%...........................................          966,237      1.129941           1,091,791
  Evergreen VA Capital Growth 1.40%...........................................            8,587      1.125447               9,664
  Evergreen VA Capital Growth 1.45%...........................................          272,864      1.132020             308,888
  Evergreen VA Capital Growth 1.60%...........................................           15,703      1.128929              17,728
  Evergreen VA Capital Growth 1.65%...........................................          133,352      1.129938             150,680
  Evergreen VA Capital Growth 1.80%...........................................          181,126      1.126850             204,101
  Evergreen VA Growth 1.25%...................................................          656,935      1.119662             735,545
  Evergreen VA Growth 1.40%...................................................           12,522      1.115202              13,964
  Evergreen VA Growth 1.45%...................................................          133,220      0.810833             108,020
  Evergreen VA Growth 1.65%...................................................           15,916      0.809335              12,881
  Evergreen VA Growth 1.80%...................................................           13,133      0.807130              10,600
  Merrill Lynch Large Cap Growth Focus Fund 1.25%.............................        1,577,287      0.821590           1,295,883
  Merrill Lynch Large Cap Growth Focus Fund 1.40%.............................          343,249      0.818920             281,094
  Merrill Lynch Large Cap Growth Focus Fund 1.45%.............................           28,228      0.820059              23,149
  Merrill Lynch Large Cap Growth Focus Fund 1.60%.............................          238,986      0.817400             195,347
  Merrill Lynch Global Growth Focus Fund 1.25%................................        1,016,735      0.797023             810,362
  Merrill Lynch Global Growth Focus Fund 1.40%................................          372,524      0.794433             295,941
  Merrill Lynch Global Growth Focus Fund 1.45%................................            6,899      0.795557               5,489
  Merrill Lynch Global Growth Focus Fund 1.60%................................           24,178      0.792965              19,173
  Hartford Global Health HLS Fund Cl IA 1.25%.................................       67,197,728      1.480878          99,511,636
  Hartford Global Health HLS Fund Cl IA 1.50%.................................        3,113,037      1.474703           4,590,805
  Hartford Global Health HLS Fund Cl IA 0.80%.................................        1,656,172      1.492010           2,471,025
  Hartford Global Health HLS Fund Cl IA 1.40%.................................        3,676,593      1.477173           5,430,965
  Hartford Global Health HLS Fund Cl IA 1.65%.................................          189,159      1.471038             278,260

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Health HLS Fund Cl IA 0.95%.................................          108,847     $1.488276     $       161,994
  Hartford Global Health HLS Fund Cl IA 0.40%.................................           62,882      1.083740              68,148
  Hartford Global Health HLS Fund Cl IA 1.45%.................................        1,626,517      1.478148           2,404,234
  Hartford Global Health HLS Fund Cl IA 1.70%.................................           45,123      1.471986              66,421
  Hartford Global Health HLS Fund Cl IA 1.00%.................................          138,604      1.489255             206,417
  Hartford Global Health HLS Fund Cl IA 1.60%.................................          728,593      1.474451           1,074,275
  Hartford Global Health HLS Fund Cl IA 1.85%.................................           24,017      1.468325              35,264
  Hartford Global Health HLS Fund Cl IA 1.15%.................................           57,234      1.485537              85,023
  Hartford Global Health HLS Fund Cl IB 1.45%.................................        5,460,743      1.471559           8,035,805
  Hartford Global Health HLS Fund Cl IB 1.60%.................................        1,146,952      1.467877           1,683,585
  Hartford Global Health HLS Fund Cl IB 1.45%.................................        8,448,596      1.471559          12,432,607
  Hartford Global Health HLS Fund Cl IB 1.60%.................................        1,150,759      1.467877           1,689,173
  Hartford Global Health HLS Fund Cl IB 1.65%.................................          656,823      1.468851             964,775
  Hartford Global Health HLS Fund Cl IB 1.80%.................................          588,819      1.465178             862,725
  Hartford Global Health HLS Fund Cl IB 1.65%.................................        2,003,989      1.468851           2,943,561
  Hartford Global Health HLS Fund Cl IB 1.80%.................................          955,694      1.465178           1,400,262
  Hartford Global Technology HLS Fund Cl IA 1.25%.............................       83,872,189      0.473422          39,706,937
  Hartford Global Technology HLS Fund Cl IA 1.50%.............................        5,717,223      0.471447           2,695,368
  Hartford Global Technology HLS Fund Cl IA 0.80%.............................        1,550,587      0.477000             739,630
  Hartford Global Technology HLS Fund Cl IA 1.40%.............................        4,199,544      0.472234           1,983,168
  Hartford Global Technology HLS Fund Cl IA 1.65%.............................          141,988      0.470265              66,772
  Hartford Global Technology HLS Fund Cl IA 0.95%.............................           93,866      0.475803              44,662
  Hartford Global Technology HLS Fund Cl IA 1.45%.............................        1,864,246      0.472544             880,938
  Hartford Global Technology HLS Fund Cl IA 1.70%.............................          145,928      0.470577              68,670
  Hartford Global Technology HLS Fund Cl IA 1.00%.............................          165,427      0.476115              78,762
  Hartford Global Technology HLS Fund Cl IA 1.60%.............................          628,572      0.471364             296,286
  Hartford Global Technology HLS Fund Cl IA 1.85%.............................            5,656      0.469396               2,655
  Hartford Global Technology HLS Fund Cl IA 1.15%.............................           19,922      0.474924               9,462
  Hartford Global Technology HLS Fund Cl IB 1.45%.............................        7,289,100      0.470425           3,428,975
  Hartford Global Technology HLS Fund Cl IB 1.60%.............................        1,896,565      0.469254             889,971
  Hartford Global Technology HLS Fund Cl IB 1.45%.............................       12,201,558      0.470425           5,739,918
  Hartford Global Technology HLS Fund Cl IB 1.60%.............................        1,783,999      0.469254             837,149
  Hartford Global Technology HLS Fund Cl IB 1.65%.............................          510,112      0.469566             239,531
  Hartford Global Technology HLS Fund Cl IB 1.80%.............................          728,419      0.468387             341,182
  Hartford Global Technology HLS Fund Cl IB 1.65%.............................        2,504,789      0.469566           1,176,164
  Hartford Global Technology HLS Fund Cl IB 1.80%.............................        2,094,637      0.468387             981,101
  Evergreen VA Foundation Fund 1.45%..........................................          132,410      0.862557             114,211
  Evergreen VA Foundation Fund 1.80%..........................................            4,273      0.858633               3,669
  Evergreen VA Omega Fund 1.25%...............................................           28,708      0.735796              21,123
  Evergreen VA Omega Fund 1.45%...............................................          812,650      0.574965             467,245
  Evergreen VA Omega Fund 1.60%...............................................          130,752      0.573384              74,971
  Evergreen VA Omega Fund 1.65%...............................................          249,403      0.573899             143,133
  Evergreen VA Omega Fund 1.80%...............................................          108,211      0.572332              61,933
  Evergreen VA Special Equity Fund 1.45%......................................           37,254      0.705848              26,295
  First American International Portfolio 1.25%................................        1,771,949      0.593483           1,051,622
  First American International Portfolio 1.40%................................          249,350      0.591997             147,614
  First American International Portfolio 1.45%................................          294,350      0.772546             227,398

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  First American International Portfolio 1.60%................................           11,717     $0.771474     $         9,039
  First American International Portfolio 1.65%................................          145,149      0.771119             111,927
  First American International Portfolio 1.80%................................           32,652      0.770052              25,144
  First American Large Cap Growth Portfolio 1.25%.............................        2,143,799      0.550037           1,179,169
  First American Large Cap Growth Portfolio 1.40%.............................           97,594      0.548669              53,547
  First American Large Cap Growth Portfolio 1.45%.............................          201,586      0.654007             131,838
  First American Large Cap Growth Portfolio 1.60%.............................           27,213      0.653099              17,773
  First American Large Cap Growth Portfolio 1.65%.............................           50,939      0.652790              33,252
  First American Large Cap Growth Portfolio 1.80%.............................           49,649      0.651886              32,366
  First American Technology Portfolio 1.25%...................................        4,026,479      0.257951           1,038,634
  First American Technology Portfolio 1.40%...................................          590,417      0.257303             151,916
  First American Technology Portfolio 1.45%...................................          532,674      0.430321             229,220
  First American Technology Portfolio 1.60%...................................           84,560      0.429717              36,337
  First American Technology Portfolio 1.65%...................................           76,105      0.429519              32,689
  First American Technology Portfolio 1.80%...................................            7,744      0.428922               3,322
  First American Small Cap Growth Portfolio 1.25%.............................              706      1.101593                 778
  First American Small Cap Growth Portfolio 1.45%.............................            6,715      1.101128               7,393
  Hartford Focus HLS Fund Cl IA 0.40%.........................................           66,582      1.036417              69,007
  Hartford Focus HLS Fund Cl IA 0.80%.........................................          528,244      1.033639             546,014
  Hartford Focus HLS Fund Cl IA 0.95%.........................................           58,344      1.032604              60,246
  Hartford Focus HLS Fund Cl IA 1.00%.........................................           66,937      1.032252              69,096
  Hartford Focus HLS Fund Cl IA 1.15%.........................................           18,716      1.031213              19,300
  Hartford Focus HLS Fund Cl IA 1.25%.........................................       16,775,104      1.030520          17,287,079
  Hartford Focus HLS Fund Cl IA 1.40%.........................................          594,455      1.029486             611,983
  Hartford Focus HLS Fund Cl IA 1.45%.........................................        1,137,472      1.029148           1,170,627
  Hartford Focus HLS Fund Cl IA 1.50%.........................................          530,614      1.028800             545,896
  Hartford Focus HLS Fund Cl IA 1.60%.........................................          283,558      1.028110             291,529
  Hartford Focus HLS Fund Cl IA 1.65%.........................................           39,403      1.027768              40,497
  Hartford Focus HLS Fund Cl IA 1.70%.........................................           14,797      1.027426              15,202
  Hartford Focus HLS Fund Cl IA 1.85%.........................................            5,385      1.026392               5,527
  Hartford Focus HLS Fund Cl IB 1.45%.........................................        4,051,044      1.028004           4,164,490
  Hartford Focus HLS Fund Cl IB 1.60%.........................................          441,556      1.026969             453,464
  Hartford Focus HLS Fund Cl IB 1.65%.........................................        1,907,855      1.026629           1,958,659
  Hartford Focus HLS Fund Cl IB 1.80%.........................................          501,070      1.025602             513,898
  Hartford Global Communications HLS Fund Cl IA 0.80%.........................           26,164      0.712739              18,648
  Hartford Global Communications HLS Fund Cl IA 0.95%.........................            1,870      0.712024               1,332
  Hartford Global Communications HLS Fund Cl IA 1.25%.........................        1,221,204      0.710590             867,774
  Hartford Global Communications HLS Fund Cl IA 1.40%.........................           21,614      0.709879              15,343
  Hartford Global Communications HLS Fund Cl IA 1.45%.........................           36,798      0.709641              26,114
  Hartford Global Communications HLS Fund Cl IA 1.50%.........................           46,726      0.709401              33,147
  Hartford Global Communications HLS Fund Cl IA 1.60%.........................           99,394      0.708932              70,464
  Hartford Global Communications HLS Fund Cl IA 1.70%.........................            8,609      0.708450               6,099
  Hartford Global Communications HLS Fund Cl IA 1.85%.........................              724      0.707744                 513
  Hartford Global Communications HLS Fund Cl IB 1.45%.........................          721,490      0.708543             511,207
  Hartford Global Communications HLS Fund Cl IB 1.60%.........................           63,695      0.707833              45,086
  Hartford Global Communications HLS Fund Cl IB 1.65%.........................          132,478      0.707597              93,741
  Hartford Global Communications HLS Fund Cl IB 1.80%.........................          161,929      0.706877             114,464

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Global Financial Services HLS Fund Cl IA 0.80%.....................           42,639     $0.954679     $        40,707
  Hartford Global Financial Services HLS Fund Cl IA 0.95%.....................           13,589      0.953724              12,961
  Hartford Global Financial Services HLS Fund Cl IA 1.15%.....................            4,580      0.952442               4,362
  Hartford Global Financial Services HLS Fund Cl IA 1.25%.....................        3,277,207      0.951800           3,119,247
  Hartford Global Financial Services HLS Fund Cl IA 1.40%.....................          180,398      0.950853             171,532
  Hartford Global Financial Services HLS Fund Cl IA 1.45%.....................          117,828      0.950526             111,999
  Hartford Global Financial Services HLS Fund Cl IA 1.50%.....................          125,172      0.950206             118,939
  Hartford Global Financial Services HLS Fund Cl IA 1.60%.....................           73,900      0.949575              70,174
  Hartford Global Financial Services HLS Fund Cl IA 1.65%.....................            7,385      0.949260               7,010
  Hartford Global Financial Services HLS Fund Cl IA 1.70%.....................            4,097      0.948945               3,888
  Hartford Global Financial Services HLS Fund Cl IB 1.85%.....................              536      0.947993                 509
  Hartford Global Financial Services HLS Fund Cl IB 1.45%.....................        1,339,159      0.949177           1,271,099
  Hartford Global Financial Services HLS Fund Cl IB 1.60%.....................           47,954      0.948222              45,471
  Hartford Global Financial Services HLS Fund Cl IB 1.65%.....................          297,637      0.947908             282,133
  Hartford Global Financial Services HLS Fund Cl IB 1.80%.....................          443,536      0.946955             420,008
  Hartford International Capital Appreciation HLS Fund Cl IA 0.80%............           68,739      0.857006              58,909
  Hartford International Capital Appreciation HLS Fund Cl IA 0.95%............            7,326      0.856145               6,272
  Hartford International Capital Appreciation HLS Fund Cl IA 1.00%............            6,775      0.855854               5,798
  Hartford International Capital Appreciation HLS Fund Cl IA 1.15%............           10,791      0.854997               9,226
  Hartford International Capital Appreciation HLS Fund Cl IA 1.25%............        5,121,010      0.854418           4,375,486
  Hartford International Capital Appreciation HLS Fund Cl IA 1.40%............          224,950      0.853571             192,011
  Hartford International Capital Appreciation HLS Fund Cl IA 1.45%............          299,132      0.853283             255,244
  Hartford International Capital Appreciation HLS Fund Cl IA 1.50%............          282,804      0.852992             241,229
  Hartford International Capital Appreciation HLS Fund Cl IA 1.60%............           64,080      0.852419              54,623
  Hartford International Capital Appreciation HLS Fund Cl IA 1.70%............           38,050      0.851848              32,413
  Hartford International Capital Appreciation HLS Fund Cl IA 1.85%............               26      0.851001                  22
  Hartford International Capital Appreciation HLS Fund Cl IB 1.45%............        3,435,941      0.852270           2,928,350
  Hartford International Capital Appreciation HLS Fund Cl IB 1.60%............          312,015      0.851412             265,653
  Hartford International Capital Appreciation HLS Fund Cl IB 1.65%............          894,612      0.851130             761,431
  Hartford International Capital Appreciation HLS Fund Cl IB 1.80%............          350,620      0.850266             298,120
  Hartford International Small Company HLS Fund Cl IA 0.80%...................            4,951      0.934805               4,628
  Hartford International Small Company HLS Fund Cl IA 1.00%...................           16,724      0.933549              15,613
  Hartford International Small Company HLS Fund Cl IA 1.15%...................            5,165      0.932622               4,817
  Hartford International Small Company HLS Fund Cl IA 1.25%...................          865,252      0.931992             806,410
  Hartford International Small Company HLS Fund Cl IA 1.40%...................           57,132      0.931056              53,193
  Hartford International Small Company HLS Fund Cl IA 1.45%...................           21,366      0.930743              19,887
  Hartford International Small Company HLS Fund Cl IA 1.50%...................           90,830      0.930436              84,511
  Hartford International Small Company HLS Fund Cl IA 1.60%...................           51,220      0.929813              47,625
  Hartford International Small Company HLS Fund Cl IA 1.70%...................           12,414      0.929193              11,535
  Hartford International Small Company HLS Fund Cl IA 1.85%...................               23      0.928261                  21
  Hartford International Small Company HLS Fund Cl IB 1.45%...................          408,051      0.929630             379,336
  Hartford International Small Company HLS Fund Cl IB 1.60%...................            3,623      0.928695               3,364
  Hartford International Small Company HLS Fund Cl IB 1.65%...................           44,916      0.928382              41,699
  Hartford International Small Company HLS Fund Cl IB 1.80%...................           26,671      0.927459              24,736
  Hartford MidCap Value HLS Fund Cl IA 0.80%..................................        1,808,237      0.994493           1,798,279
  Hartford MidCap Value HLS Fund Cl IA 0.95%..................................          190,073      0.993481             188,834
  Hartford MidCap Value HLS Fund Cl IA 1.00%..................................          253,457      0.993160             251,723

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
DECEMBER 31, 2001

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford MidCap Value HLS Fund Cl IA 1.15%..................................          105,523     $0.992167     $       104,696
  Hartford MidCap Value HLS Fund Cl IA 1.25%..................................       51,670,232      0.991496          51,230,830
  Hartford MidCap Value HLS Fund Cl IA 1.40%..................................        1,597,129      0.990502           1,581,960
  Hartford MidCap Value HLS Fund Cl IA 1.45%..................................        2,869,596      0.990170           2,841,388
  Hartford MidCap Value HLS Fund Cl IA 1.50%..................................        2,244,078      0.989834           2,221,264
  Hartford MidCap Value HLS Fund Cl IA 1.60%..................................        1,210,830      0.989172           1,197,719
  Hartford MidCap Value HLS Fund Cl IA 1.65%..................................           96,582      0.988835              95,503
  Hartford MidCap Value HLS Fund Cl IA 1.70%..................................          242,634      0.988509             239,846
  Hartford MidCap Value HLS Fund Cl IA 1.85%..................................           17,991      0.987521              17,767
  Hartford MidCap Value HLS Fund Cl IB 1.45%..................................       13,142,638      0.989060          12,998,857
  Hartford MidCap Value HLS Fund Cl IB 1.60%..................................        1,233,628      0.988068           1,218,908
  Hartford MidCap Value HLS Fund Cl IB 1.65%..................................        4,042,126      0.987730           3,992,529
  Hartford MidCap Value HLS Fund Cl IB 1.80%..................................        2,408,351      0.986744           2,376,426
  Hartford Value HLS Fund Cl IA 0.80%.........................................          530,130      1.003185             531,818
  Hartford Value HLS Fund Cl IA 0.95%.........................................          147,334      1.002185             147,656
  Hartford Value HLS Fund Cl IA 1.00%.........................................           44,520      1.001840              44,602
  Hartford Value HLS Fund Cl IA 1.15%.........................................           18,399      1.000839              18,414
  Hartford Value HLS Fund Cl IA 1.25%.........................................       19,695,133      1.000165          19,698,384
  Hartford Value HLS Fund Cl IA 1.40%.........................................        1,237,853      0.999160           1,236,813
  Hartford Value HLS Fund Cl IA 1.45%.........................................          961,262      0.998831             960,139
  Hartford Value HLS Fund Cl IA 1.50%.........................................          996,635      0.998499             995,139
  Hartford Value HLS Fund Cl IA 1.60%.........................................          308,619      0.997828             307,949
  Hartford Value HLS Fund Cl IA 1.65%.........................................           40,301      0.997492              40,200
  Hartford Value HLS Fund Cl IA 1.70%.........................................          220,775      0.997160             220,148
  Hartford Value HLS Fund Cl IA 1.85%.........................................           30,096      0.996158              29,981
  Hartford Value HLS Fund Cl IB 1.45%.........................................        7,230,761      0.997693           7,214,079
  Hartford Value HLS Fund Cl IB 1.60%.........................................          467,927      0.996687             466,377
  Hartford Value HLS Fund Cl IB 1.65%.........................................        1,656,944      0.996354           1,650,903
  Hartford Value HLS Fund Cl IB 1.80%.........................................          926,371      0.995354             922,067
  Prudential 20/20 Focus Portfolio 1.45%......................................           27,925      0.955402              26,680
  Prudential 20/20 Focus Portfolio 1.65%......................................            6,741      0.973423               6,561
  Prudential 20/20 Focus Portfolio 1.80%......................................           22,178      0.972196              21,561
  Prudential Jennison Portfolio 1.60%.........................................           43,564      0.627038              27,316
  Prudential Jennison Portfolio 1.65%.........................................           46,564      0.895130              41,681
  Prudential Jennison Portfolio 1.80%.........................................          104,715      0.894012              93,616
  Prudential Value Portfolio 1.60%............................................           40,584      0.940687              38,177
  Prudential Value Portfolio 1.65%............................................           17,040      0.940368              16,023
  Prudential Value Portfolio 1.80%............................................            6,208      0.939426               5,832
                                                                                                                  ---------------
  SUB-TOTAL...................................................................                                     22,865,307,638
                                                                                                                  ---------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
  Hartford Bond HLS Fund Cl IA 1.25%..........................................          980,159      2.593211           2,541,760
  Hartford Stock HLS Fund IA 1.25%............................................        2,854,744      5.709576          16,299,378
  Hartford Stock HLS Fund IA 0.80%............................................           24,883      0.912775              22,713
  Hartford Money Market HLS Fund Cl IA 1.25%..................................        1,387,711      1.910625           2,651,394
  Hartford Advisers HLS Fund Cl IA 1.25%......................................        4,843,890      4.433687          21,476,293
  Hartford Advisers HLS Fund Cl IA 0.80%......................................           26,162      1.009584              26,413

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                      UNITS
                                                                                    OWNED BY          UNIT           CONTRACT
                                                                                  PARTICIPANTS        PRICE          LIABILITY
                                                                                  -------------    -----------    ---------------
  Hartford Advisers HLS Fund Cl IB 1.45%......................................           51,605     $0.945042     $        48,769
  Hartford Capital Appreciation HLS Fund Cl IA 1.25%..........................        1,681,389      7.709010          12,961,845
  Hartford Capital Appreciation HLS Fund Cl IA 0.80%..........................           20,976      1.282035              26,892
  Hartford Mortgage Securities HLS Fund Cl IA 1.25%...........................          575,033      2.562975           1,473,795
  Hartford Index HLS Fund Cl IA 1.25%.........................................          679,813      4.339934           2,950,345
  Hartford International Opportunities HLS Fund Cl IA 1.25%...................        1,235,907      1.489425           1,840,791
  Hartford Dividend & Growth HLS Fund Cl IB 1.45%.............................            4,930      1.126345               5,553
  Hartford Dividend & Growth HLS Fund Cl IA 1.25%.............................        2,078,518      2.668698           5,546,936
  Hartford Dividend & Growth HLS Fund Cl IA 0.80%.............................           26,386      1.115257              29,427
  Hartford Global Advisers HLS Fund Cl IA 1.25%...............................          645,871      1.533019             990,133
  Hartford Small Company HLS Fund Cl IA 1.25%.................................        1,063,337      1.622498           1,725,262
  Hartford MidCap HLS Fund Cl IB 1.45%........................................            6,132      0.967334               5,932
  Hartford MidCap HLS Fund Cl IA 1.25%........................................        1,216,500      2.423387           2,948,051
  Hartford Global Leaders HLS Fund Cl IA 1.25%................................          714,329      1.476267           1,054,540
  Hartford Global Leaders HLS Fund Cl IA 0.80%................................           21,585      0.987167              21,308
  Hartford High Yield HLS Fund Cl IA 1.25%....................................          499,662      1.082831             541,049
  Hartford Growth & Income HLS Fund Cl IA 1.25%...............................          921,958      1.203560           1,109,631
  Hartford Growth & Income HLS Fund Cl IB 1.45%...............................            6,211      0.872021               5,416
  Evergreen VA Growth Fund 1.25%..............................................            1,824      1.119662               2,043
  Hartford Global Health HLS Fund Cl IA 1.25%.................................          219,021      1.480878             324,343
  Hartford Global Health HLS Fund Cl IB 1.45%.................................            4,293      1.471559               6,318
  Hartford Global Technology HLS Fund Cl IA 1.25%.............................          239,082      0.473422             113,187
  First American International Portfolio 1.25%................................            6,381      0.593483               3,787
  First American Large Cap Growth Portfolio 1.25%.............................            3,245      0.550037               1,785
  First American Technology Portfolio 1.25%...................................            3,660      0.257951                 944
  Hartford Focus HLS Fund Cl IA 1.25%.........................................           44,631      1.030520              45,993
  Hartford Global Financial Services HLS Fund Cl IA 1.25%.....................           21,704      0.951800              20,658
  Hartford International Small Company HLS Fund Cl IA 1.25%...................            2,882      0.931992               2,686
  Hartford MidCap Value HLS Fund Cl IA 1.25%..................................           82,246      0.991496              81,546
  Hartford Value HLS Fund Cl IA 1.25%.........................................           76,020      1.000165              76,033
                                                                                                                  ---------------
  SUB-TOTAL...................................................................                                         76,982,947
                                                                                                                  ---------------
GRAND TOTAL...................................................................                                    $22,942,290,585
                                                                                                                  ===============

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD      HARTFORD       HARTFORD
                              BOND          STOCK      MONEY MARKET
                            HLS FUND      HLS FUND       HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $28,186,254  $  31,272,270  $22,654,669
EXPENSES:
  Mortality and expense
   undertakings..........   (7,847,553)   (51,944,237)  (8,385,616)
                           -----------  -------------  -----------
    Net investment income
     (loss)..............   20,338,701    (20,671,967)  14,269,053
                           -----------  -------------  -----------
CAPITAL GAINS INCOME.....      --         313,537,955        6,963
                           -----------  -------------  -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (28,306)   (33,350,669)     --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   20,335,208   (882,508,033)     --
                           -----------  -------------  -----------
    Net gain (loss) on
     investments.........   20,306,902   (915,858,702)     --
                           -----------  -------------  -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $40,645,603  $(622,992,714) $14,276,016
                           ===========  =============  ===========

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                             HARTFORD        HARTFORD                     HARTFORD       HARTFORD       HARTFORD
                             HARTFORD         CAPITAL        MORTGAGE      HARTFORD     INTERNATIONAL  DIVIDEND AND      GLOBAL
                             ADVISERS      APPRECIATION     SECURITIES       INDEX      OPPORTUNITIES     GROWTH        ADVISERS
                             HLS FUND        HLS FUND        HLS FUND      HLS FUND       HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT*
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
INVESTMENT INCOME:
  Dividends..............  $ 179,956,059  $    31,388,322  $  7,832,358  $   7,716,559  $     841,448  $  31,410,275  $  1,716,348
EXPENSES:
  Mortality and expense
   undertakings..........    (79,791,400)     (61,634,066)   (1,895,744)   (11,777,976)    (8,132,531)   (24,798,780)   (3,103,545)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net investment income
     (loss)..............    100,164,659      (30,245,744)    5,936,614     (4,061,417)    (7,291,083)     6,611,495    (1,387,197)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
CAPITAL GAINS INCOME.....    315,651,010    1,382,581,884       --          16,353,699     91,664,691    126,063,937    14,505,132
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (20,075,317)     (28,823,845)      (11,676)   (18,490,473)   (13,394,079)    (2,930,195)     (908,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (791,875,428)  (1,755,069,710)    2,095,695   (137,724,692)  (211,589,034)  (237,054,521)  (32,138,062)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net gain (loss) on
     investments.........   (811,950,745)  (1,783,893,555)    2,084,019   (156,215,165)  (224,983,113)  (239,984,716)  (33,046,732)
                           -------------  ---------------  ------------  -------------  -------------  -------------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(396,135,076) $  (431,557,415) $  8,020,633  $(143,922,883) $(140,609,505) $(107,309,284) $(19,928,797)
                           =============  ===============  ============  =============  =============  =============  ============

  * Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD       HARTFORD        HARTFORD
                           SMALL COMPANY     MIDCAP      GLOBAL LEADERS
                             HLS FUND       HLS FUND        HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............  $    --        $    --         $  1,956,133
EXPENSES:
  Mortality and expense
   undertakings..........    (5,989,388)    (13,925,983)    (4,470,507)
                           -------------  -------------   ------------
    Net investment income
     (loss)..............    (5,989,388)    (13,925,983)    (2,514,374)
                           -------------  -------------   ------------
CAPITAL GAINS INCOME.....    34,842,117     138,899,591      3,956,414
                           -------------  -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (12,398,173)    (12,838,042)    (4,743,399)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................  (112,510,428)   (177,880,530)   (68,666,850)
                           -------------  -------------   ------------
    Net gain (loss) on
     investments.........  (124,908,601)   (190,718,572)   (73,410,249)
                           -------------  -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(96,055,872)  $ (65,744,964)  $(71,968,209)
                           =============  =============   ============

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          HARTFORD
                            HARTFORD       GROWTH     EVERGREEN VA    EVERGREEN VA                   MERRILL LYNCH    MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL  CAPITAL GROWTH  EVERGREEN VA   LARGE CAP GROWTH  GLOBAL GROWTH
                            HLS FUND      HLS FUND     GROWTH FUND        FUND        GROWTH FUND      FOCUS FUND      FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**  SUB-ACCOUNT**   SUB-ACCOUNT**    SUB-ACCOUNT*     SUB-ACCOUNT
                           -----------  ------------  -------------  --------------  -------------  ----------------  -------------
INVESTMENT INCOME:
  Dividends..............   $  46,091   $    --         $  15,935      $   8,576       $ --            $     327        $  11,976
EXPENSES:
  Mortality and expense
   undertakings..........    (944,842)    (3,651,152)     (21,381)       (22,397)        (11,810)        (20,756)         (15,340)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net investment income
     (loss)..............    (898,751)    (3,651,152)      (5,446)       (13,821)        (11,810)        (20,429)          (3,364)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
CAPITAL GAINS INCOME.....      --         11,508,843      135,029         18,644         163,057         --               --
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (115,852)      (704,823)         357         14,651           8,054           1,068           (4,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     285,398    (34,776,308)    (474,957)      (279,012)       (243,786)       (145,359)        (330,890)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net gain (loss) on
     investments.........     169,546    (35,481,131)    (474,600)      (264,361)       (235,732)       (144,291)        (335,073)
                            ---------   ------------    ---------      ---------       ---------       ---------        ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(729,205)  $(27,623,440)   $(345,017)     $(259,538)      $ (84,485)      $(164,720)       $(338,437)
                            =========   ============    =========      =========       =========       =========        =========

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP VA Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                            HARTFORD       HARTFORD
                             GLOBAL         GLOBAL        EVERGREEN
                           HEALTH HLS   TECHNOLOGY HLS  VA FOUNDATION
                              FUND           FUND           FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   --            $ 2,621
EXPENSES:
  Mortality and expense
   undertakings..........   (1,407,168)      (700,333)        (802)
                           -----------   ------------      -------
    Net investment income
     (loss)..............   (1,407,168)      (700,333)       1,819
                           -----------   ------------      -------
CAPITAL GAINS INCOME.....      --            --             --
                           -----------   ------------      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (473,588)    (1,134,834)          (8)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,982,666    (14,023,965)      (4,756)
                           -----------   ------------      -------
    Net gain (loss) on
     investments.........    5,509,078    (15,158,799)      (4,764)
                           -----------   ------------      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 4,101,910   $(15,859,132)     $(2,945)
                           ===========   ============      =======

  *  Amounts represent from inception, October 15, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                            EVERGREEN    EVERGREEN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                            VA OMEGA    VA SPECIAL   INTERNATIONAL      LARGE CAP        TECHNOLOGY       SMALL CAP
                              FUND      EQUITY FUND    PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT*
                           -----------  -----------  --------------  ----------------  --------------  ----------------
INVESTMENT INCOME:
  Dividends..............   $ --          $--          $ --             $ --             $ --              --$
EXPENSES:
  Mortality and expense
   undertakings..........     (9,282)        (325)       (19,603)         (15,800)         (17,072)            (4)
                            --------      -------      ---------        ---------        ---------           ----
    Net investment income
     (loss)..............     (9,282)        (325)       (19,603)         (15,800)         (17,072)            (4)
                            --------      -------      ---------        ---------        ---------           ----
CAPITAL GAINS INCOME.....     --           --            --               --               --              --
                            --------      -------      ---------        ---------        ---------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (40,201)           5        (13,114)          (9,087)         (12,067)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,796)      (1,552)      (395,628)        (413,871)        (866,672)           123
                            --------      -------      ---------        ---------        ---------           ----
    Net gain (loss) on
     investments.........    (75,997)      (1,547)      (408,742)        (422,958)        (878,739)           124
                            --------      -------      ---------        ---------        ---------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(85,279)     $(1,872)     $(428,345)       $(438,758)       $(895,811)          $120
                            ========      =======      =========        =========        =========           ====

  *  Amounts represent from inception, October 15, 2001 to December 31, 2001.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                            HARTFORD          HARTFORD
                             HARTFORD        GLOBAL            GLOBAL
                              FOCUS      COMMUNICATIONS  FINANCIAL SERVICES
                             HLS FUND       HLS FUND          HLS FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------  --------------  ------------------
INVESTMENT INCOME:
  Dividends..............   $   43,111     $   9,027          $ 22,988
EXPENSES:
  Mortality and expense
   undertakings..........     (128,224)       (6,945)          (23,470)
                            ----------     ---------          --------
    Net investment income
     (loss)..............      (85,113)        2,082              (482)
                            ----------     ---------          --------
CAPITAL GAINS INCOME.....      --            --               --
                            ----------     ---------          --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,533)      (11,488)          (10,814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,269,690       (89,215)          (54,933)
                            ----------     ---------          --------
    Net gain (loss) on
     investments.........    1,264,157      (100,703)          (65,747)
                            ----------     ---------          --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $1,179,044     $ (98,621)         $(66,229)
                            ==========     =========          ========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                 HARTFORD          HARTFORD       HARTFORD
                              INTERNATIONAL      INTERNATIONAL     MIDCAP       HARTFORD
                           CAPITAL APPRECIATION  SMALL COMPANY     VALUE         VALUE      PRUDENTIAL 20/20  PRUDENTIAL JENNISON
                                 HLS FUND          HLS FUND       HLS FUND      HLS FUND    FOCUS PORTFOLIO        PORTFOLIO
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT**       SUB-ACCOUNT**
                           --------------------  -------------  ------------  ------------  ----------------  -------------------
INVESTMENT INCOME:
  Dividends..............        $  8,670           $ 2,126      $   87,443    $  95,007         $   25            -$-
EXPENSES:
  Mortality and expense
   undertakings..........         (28,714)           (4,878)       (275,715)    (122,321)          (238)             (1,528)
                                 --------           -------      ----------    ---------         ------             -------
    Net investment income
     (loss)..............         (20,044)           (2,752)       (188,272)     (27,314)          (213)             (1,528)
                                 --------           -------      ----------    ---------         ------             -------
CAPITAL GAINS INCOME.....        --                  --             --           121,755             63                 907
                                 --------           -------      ----------    ---------         ------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (9,818)           (9,969)        (48,151)      (1,701)             2                  (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         235,089             3,202       5,001,021      821,146          2,664               4,285
                                 --------           -------      ----------    ---------         ------             -------
    Net gain (loss) on
     investments.........         225,271            (6,767)      4,952,870      819,445          2,666               4,282
                                 --------           -------      ----------    ---------         ------             -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $205,227           $(9,519)     $4,764,598    $ 913,886         $2,516             $ 3,661
                                 ========           =======      ==========    =========         ======             =======


                           PRUDENTIAL VALUE
                              PORTFOLIO
                             SUB-ACCOUNT*
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $   158
EXPENSES:
  Mortality and expense
   undertakings..........         (142)
                               -------
    Net investment income
     (loss)..............           16
                               -------
CAPITAL GAINS INCOME.....        2,702
                               -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          450
                               -------
    Net gain (loss) on
     investments.........          453
                               -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 3,171
                               =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001

                                                            HARTFORD
                             HARTFORD        HARTFORD     MONEY MARKET
                           BOND HLS FUND  STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $ 20,338,701   $ (20,671,967)  $  14,269,053
  Capital gains income...       --          313,537,955           6,963
  Net realized gain
   (loss) on security
   transactions..........       (28,306)    (33,350,669)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    20,335,208    (882,508,033)       --
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    40,645,603    (622,992,714)     14,276,016
                           ------------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............    81,380,116     226,594,033     177,456,693
  Net transfers..........   222,855,139      20,510,447     284,267,681
  Surrenders for benefit
   payments and fees.....   (57,602,074)   (295,454,948)   (225,581,529)
  Net annuity
   transactions..........       616,436      (1,576,880)        447,551
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   247,249,617     (49,927,348)    236,590,396
                           ------------   --------------  -------------
  Net increase (decrease)
   in net assets.........   287,895,220    (672,920,062)    250,866,412
NET ASSETS:
  Beginning of period....   474,446,605   4,584,522,050     478,019,668
                           ------------   --------------  -------------
  End of period..........  $762,341,825   $3,911,601,988  $ 728,886,080
                           ============   ==============  =============

 ** Formerly Hartford International Advisers HLS Fund Sub-Account. Change effective May 1, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 2000*

                                                            HARTFORD
                             HARTFORD        HARTFORD     MONEY MARKET
                           BOND HLS FUND  STOCK HLS FUND    HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $ (3,593,537)  $ (28,255,607)  $ 20,506,299
  Capital gains income...       --          525,864,668        (13,084)
  Net realized gain
   (loss) on security
   transactions..........       128,428      (1,718,314)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    48,761,767    (898,819,834)       --
                           ------------   --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    45,296,658    (402,929,087)    20,493,215
                           ------------   --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    24,865,007     351,481,795    135,743,647
  Net transfers..........    (4,047,902)    230,172,125    (68,105,485)
  Surrenders for benefit
   payments and fees.....   (38,707,801)   (307,434,892)  (157,340,023)
  Net annuity
   transactions..........       (65,687)      2,417,826     (1,217,664)
                           ------------   --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........   (17,956,383)    276,636,854    (90,919,525)
                           ------------   --------------  ------------
  Net increase (decrease)
   in net assets.........    27,340,275    (126,292,233)   (70,426,310)
NET ASSETS:
  Beginning of period....   447,106,330   4,710,814,283    548,445,978
                           ------------   --------------  ------------
  End of period..........  $474,446,605   $4,584,522,050  $478,019,668
                           ============   ==============  ============

  * Results are for the period January 1, 2000, through December 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              HARTFORD        HARTFORD                      HARTFORD
                              HARTFORD         CAPITAL        MORTGAGE                    INTERNATIONAL     HARTFORD
                              ADVISERS      APPRECIATION     SECURITIES      HARTFORD     OPPORTUNITIES   DIVIDEND AND
                              HLS FUND        HLS FUND        HLS FUND    INDEX HLS FUND    HLS FUND     GROWTH HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  ------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment income
   (loss)................  $  100,164,659  $   (30,245,744) $  5,936,614  $  (4,061,417)  $  (7,291,083) $    6,611,495
  Capital gains income...     315,651,010    1,382,581,884       --          16,353,699      91,664,691     126,063,937
  Net realized gain
   (loss) on security
   transactions..........     (20,075,317)     (28,823,845)      (11,676)   (18,490,473)    (13,394,079)     (2,930,195)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (791,875,428)  (1,755,069,710)    2,095,695   (137,724,692)   (211,589,034)   (237,054,521)
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (396,135,076)    (431,557,415)    8,020,633   (143,922,883)   (140,609,505)   (107,309,284)
                           --------------  ---------------  ------------  --------------  -------------  --------------
UNIT TRANSACTIONS:
  Purchases..............     338,273,457      311,468,921    21,117,121     42,586,778      25,082,823     126,710,513
  Net transfers..........     131,339,837      152,473,187    63,107,118    (17,417,983)    (52,022,865)    180,328,496
  Surrenders for benefit
   payments and fees.....    (568,282,887)    (331,538,003)  (16,132,624)   (60,890,205)    (60,919,202)   (131,234,638)
  Net annuity
   transactions..........         463,374           90,973       812,302       (135,645)        (39,971)        401,139
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (98,206,219)     132,495,078    68,903,917    (35,857,055)    (87,899,215)    176,205,510
                           --------------  ---------------  ------------  --------------  -------------  --------------
  Net increase (decrease)
   in net assets.........    (494,341,295)    (299,062,337)   76,924,550   (179,779,938)   (228,508,720)     68,896,226
NET ASSETS:
  Beginning of period....   6,696,093,572    5,038,650,547   114,121,783  1,049,393,764     771,042,065   1,972,676,825
                           --------------  ---------------  ------------  --------------  -------------  --------------
  End of period..........  $6,201,752,277  $ 4,739,588,210  $191,046,333  $ 869,613,826   $ 542,533,345  $2,041,573,051
                           ==============  ===============  ============  ==============  =============  ==============


                              HARTFORD
                           GLOBAL ADVISERS
                              HLS FUND
                            SUB-ACCOUNT**
                           ---------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,387,197)
  Capital gains income...     14,505,132
  Net realized gain
   (loss) on security
   transactions..........       (908,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (32,138,062)
                            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (19,928,797)
                            ------------
UNIT TRANSACTIONS:
  Purchases..............     11,698,624
  Net transfers..........     (6,447,503)
  Surrenders for benefit
   payments and fees.....    (16,875,788)
  Net annuity
   transactions..........        486,160
                            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (11,138,507)
                            ------------
  Net increase (decrease)
   in net assets.........    (31,067,304)
NET ASSETS:
  Beginning of period....    267,224,417
                            ------------
  End of period..........   $236,157,113
                            ============

                                              HARTFORD       HARTFORD                       HARTFORD
                              HARTFORD        CAPITAL        MORTGAGE                     INTERNATIONAL     HARTFORD
                              ADVISERS      APPRECIATION    SECURITIES       HARTFORD     OPPORTUNITIES   DIVIDEND AND
                              HLS FUND        HLS FUND       HLS FUND     INDEX HLS FUND    HLS FUND     GROWTH HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  -------------  --------------  -------------  ---------------
OPERATIONS:
  Net investment (loss)
   income................  $  (30,951,537) $  (28,111,680) $    (636,382) $  (5,590,249)  $  1,709,312   $    7,427,565
  Capital gains income...     599,400,031     660,408,741       --           10,865,879    100,265,002      174,609,262
  Net realized gain
   (loss) on security
   transactions..........        (354,380)     (1,784,633)      (408,797)      (457,665)     7,760,737        2,007,059
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (706,106,487)   (139,905,164)    10,499,940   (128,177,440)  (268,560,736)     (16,408,115)
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (138,012,373)    490,607,264      9,454,761   (123,359,475)  (158,825,685)     167,635,771
                           --------------  --------------  -------------  --------------  ------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     318,281,885     338,555,687      4,897,823     80,969,176     56,588,662       62,714,933
  Net transfers..........      61,773,881     426,929,029    (11,004,244)    43,802,623     33,028,611     (123,746,791)
  Surrenders for benefit
   payments and fees.....    (564,711,303)   (318,352,198)   (11,805,787)   (69,744,017)   (60,886,773)    (119,079,487)
  Net annuity
   transactions..........       3,166,889       4,369,842         44,393        387,463        706,096          415,214
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    (181,488,648)    451,502,360    (17,867,815)    55,415,245     29,436,596     (179,696,131)
                           --------------  --------------  -------------  --------------  ------------   --------------
  Net increase (decrease)
   in net assets.........    (319,501,021)    942,109,624     (8,413,054)   (67,944,230)  (129,389,089)     (12,060,360)
NET ASSETS:
  Beginning of period....   7,015,594,593   4,096,540,923    122,534,837  1,117,337,994    900,431,154    1,984,737,185
                           --------------  --------------  -------------  --------------  ------------   --------------
  End of period..........  $6,696,093,572  $5,038,650,547  $ 114,121,783  $1,049,393,764  $771,042,065   $1,972,676,825
                           ==============  ==============  =============  ==============  ============   ==============

                             HARTFORD
                           INTERNATIONAL
                             ADVISERS
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 12,134,030
  Capital gains income...    18,555,131
  Net realized gain
   (loss) on security
   transactions..........      (416,945)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (52,801,465)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (22,529,249)
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    19,950,088
  Net transfers..........    11,927,907
  Surrenders for benefit
   payments and fees.....   (16,503,155)
  Net annuity
   transactions..........       129,235
                           ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........    15,504,075
                           ------------
  Net increase (decrease)
   in net assets.........    (7,025,174)
NET ASSETS:
  Beginning of period....   274,249,591
                           ------------
  End of period..........  $267,224,417
                           ============

  * Results are for the period January 1, 2000, through December 31, 2000, except for The Hartford Global Health Fund and The Hartford Global Technology Fund which are for the period May 1, 2000, through October 31, 2000.

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                             HARTFORD                       HARTFORD
                               SMALL         HARTFORD        GLOBAL
                              COMPANY         MIDCAP        LEADERS
                             HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment income
   (loss)................  $  (5,989,388) $  (13,925,983) $ (2,514,374)
  Capital gains income...     34,842,117     138,899,591     3,956,414
  Net realized gain
   (loss) on security
   transactions..........    (12,398,173)    (12,838,042)   (4,743,399)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (112,510,428)   (177,880,530)  (68,666,850)
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (96,055,872)    (65,744,964)  (71,968,209)
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     33,311,842      93,180,720    45,349,313
  Net transfers..........    (14,192,539)     59,677,557    14,419,397
  Surrenders for benefit
   payments and fees.....    (27,204,319)    (62,578,763)  (20,001,357)
  Net annuity
   transactions..........       (303,119)        339,635       265,833
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (8,388,135)     90,619,149    40,033,186
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets.........   (104,444,007)     24,874,185   (31,935,023)
NET ASSETS:
  Beginning of period....    575,896,462   1,085,082,707   374,275,874
                           -------------  --------------  ------------
  End of period..........  $ 471,452,455  $1,109,956,892  $342,340,851
                           =============  ==============  ============

  * Effective January 29, 2001, Mercury V.I. U.S. Large Cap Fund changed names to Merrill Lynch Large Cap Growth Focus Fund.
 ** Effective February 1, 2001, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund, merged with Evergreen VA Capital Growth Fund, Evergreen VA International Growth Fund, and Evergreen VA Growth Fund respectively.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                             HARTFORD                       HARTFORD
                               SMALL         HARTFORD        GLOBAL
                              COMPANY         MIDCAP        LEADERS
                             HLS FUND        HLS FUND       HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................  $  (7,640,449) $  (10,010,224) $ (1,915,611)
  Capital gains income...     73,300,228      33,566,247     1,740,008
  Net realized (loss)
   gain on security
   transactions..........       (984,819)     (1,157,431)     (175,953)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (168,478,905)     98,418,503   (35,871,574)
                           -------------  --------------  ------------
  Net (decrease) increase
   in net assets
   resulting from
   operations............   (103,803,945)    120,817,095   (36,223,130)
                           -------------  --------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     88,084,216     162,563,275    94,548,181
  Net transfers..........    160,322,628     447,210,981   212,569,922
  Surrenders for benefit
   payments and fees.....    (33,082,702)    (40,955,525)  (15,565,821)
  Net annuity
   transactions..........        399,219       1,254,322       955,000
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    215,723,361     570,073,053   292,507,282
                           -------------  --------------  ------------
  Net increase (decrease)
   in net assets.........    111,919,416  $  690,890,148   256,284,152
NET ASSETS:
  Beginning of period....    463,977,046     394,192,559   117,991,722
                           -------------  --------------  ------------
  End of period..........  $ 575,896,462  $1,085,082,707  $374,275,874
                           =============  ==============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                          HARTFORD
                            HARTFORD       GROWTH     EVERGREEN VA                                        MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL     EVERGREEN VA      EVERGREEN VA   LARGE CAP GROWTH
                            HLS FUND      HLS FUND     GROWTH FUND   CAPITAL GROWTH FUND   GROWTH FUND      FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT**     SUB-ACCOUNT**     SUB-ACCOUNT**    SUB-ACCOUNT*
                           -----------  ------------  -------------  -------------------  -------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................  $  (898,751) $ (3,651,152)  $   (5,446)       $  (13,821)       $  (11,810)      $  (20,429)
  Capital gains income...      --         11,508,843      135,029            18,644           163,057         --
  Net realized gain
   (loss) on security
   transactions..........     (115,852)     (704,823)         357            14,651             8,054            1,068
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      285,398   (34,776,308)    (474,957)         (279,012)         (243,786)        (145,359)
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (729,205)  (27,623,440)    (345,017)         (259,538)          (84,485)        (164,720)
                           -----------  ------------   ----------        ----------        ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............   19,672,244    48,206,045      275,071           560,372            95,255          137,134
  Net transfers..........   41,488,656    57,503,613      (45,224)           60,580          (125,132)         345,477
  Surrenders for benefit
   payments and fees.....   (5,733,681)  (19,055,460)    (118,660)         (175,016)         (117,470)         (56,152)
  Net annuity
   transactions..........      334,057       456,938      --               --                    (169)        --
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   55,761,276    87,111,136      111,187           445,936          (147,516)         426,459
                           -----------  ------------   ----------        ----------        ----------       ----------
  Net increase (decrease)
   in net assets.........   55,032,071    59,487,696     (233,830)          186,398          (232,001)         261,739
NET ASSETS:
  Beginning of period....   39,452,940   256,276,474    1,737,379         1,596,454         1,115,053        1,533,734
                           -----------  ------------   ----------        ----------        ----------       ----------
  End of period..........  $94,485,011  $315,764,170   $1,503,549        $1,782,852        $  883,052       $1,795,473
                           ===========  ============   ==========        ==========        ==========       ==========


                           MERRILL LYNCH
                           GLOBAL GROWTH
                            FOCUS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment income
   (loss)................   $   (3,364)
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........       (4,183)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (330,890)
                            ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (338,437)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............       91,933
  Net transfers..........       66,365
  Surrenders for benefit
   payments and fees.....      (39,210)
  Net annuity
   transactions..........      --
                            ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      119,088
                            ----------
  Net increase (decrease)
   in net assets.........     (219,349)
NET ASSETS:
  Beginning of period....    1,350,317
                            ----------
  End of period..........   $1,130,968
                            ==========

                                          HARTFORD     MENTOR VIP
                            HARTFORD       GROWTH       PERPETUAL    MENTOR VIP                                MERRILL LYNCH
                           HIGH YIELD    AND INCOME   INTERNATIONAL    CAPITAL    MENTOR VIP   MERCURY VI US   GLOBAL GROWTH
                            HLS FUND      HLS FUND        FUND       GROWTH FUND  GROWTH FUND  LARGE CAP FUND   FOCUS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -------------  -----------  -----------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................  $ 2,532,354  $ (1,784,859)  $  (25,310)   $  (18,716)  $  (13,093)    $   (9,845)    $   (5,060)
  Capital gains income...      --          3,431,755      173,572        48,657       --             23,276         83,430
  Net realized (loss)
   gain on security
   transactions..........       (4,149)      (31,418)     (31,042)       44,672        9,953           (658)        (1,161)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................   (2,471,801)  (18,778,174)    (407,219)      160,881      106,630       (220,306)      (295,297)
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       56,404   (17,162,696)    (289,999)      235,494      103,490       (207,533)      (218,088)
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    7,267,400    56,915,607      104,553       108,778       33,503        960,078        850,038
  Net transfers..........    9,821,605    98,988,097        6,362      (121,478)      94,658        805,394        644,423
  Surrenders for benefit
   payments and fees.....   (2,290,904)  (12,722,949)    (166,173)     (207,105)      (7,594)       (38,310)       (21,459)
  Net annuity
   transactions..........      133,961       590,770      --             --              (75)       --             --
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   14,932,062   143,771,525      (55,258)     (219,805)     120,492      1,727,162      1,473,002
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........   14,988,466   126,608,829     (345,257)       15,689      223,982      1,519,629      1,254,914
NET ASSETS:
  Beginning of period....   24,464,474   129,667,645    2,082,636     1,580,765      891,071         14,105         95,403
                           -----------  ------------   ----------    ----------   ----------     ----------     ----------
  End of period..........  $39,452,940  $256,276,474   $1,737,379    $1,596,454   $1,115,053     $1,533,734     $1,350,317
                           ===========  ============   ==========    ==========   ==========     ==========     ==========

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                           HARTFORD GLOBAL  HARTFORD GLOBAL    EVERGREEN
                             HEALTH HLS     TECHNOLOGY HLS   VA FOUNDATION
                                FUND             FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,407,168)    $   (700,333)     $  1,819
  Capital gains income...       --               --              --
  Net realized gain
   (loss) on security
   transactions..........       (473,588)      (1,134,834)           (8)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      5,982,666      (14,023,965)       (4,756)
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      4,101,910      (15,859,132)       (2,945)
                            ------------     ------------      --------
UNIT TRANSACTIONS:
  Purchases..............     29,461,578       14,445,330        56,724
  Net transfers..........     36,890,100       21,695,419        36,820
  Surrenders for benefit
   payments and fees.....     (5,970,466)      (2,624,076)       (1,116)
  Net annuity
   transactions..........        140,600           40,816        --
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     60,521,812       33,557,489        92,428
                            ------------     ------------      --------
  Net increase (decrease)
   in net assets.........     64,623,722       17,698,357        89,483
NET ASSETS:
  Beginning of period....     82,103,899       42,622,131        28,397
                            ------------     ------------      --------
  End of period..........   $146,727,621     $ 60,320,488      $117,880
                            ============     ============      ========

***  Amounts represent from inception, October 15, 2001 to December 31, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 2000

                           HARTFORD GLOBAL  HARTFORD GLOBAL    EVERGREEN
                             HEALTH HLS     TECHNOLOGY HLS   VA FOUNDATION
                                FUND             FUND         GROWTH FUND
                            SUB-ACCOUNT*     SUB-ACCOUNT*    SUB-ACCOUNT**
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   (loss)................    $  (108,218)    $   (239,650)      $   (11)
  Capital gains income...      1,939,035         --              --
  Net realized gain
   (loss) on security
   transactions..........         12,659         (131,124)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      7,900,333      (20,280,637)          564
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      9,743,809      (20,651,411)          553
                             -----------     ------------       -------
UNIT TRANSACTIONS:
  Purchases..............     18,772,220       18,432,250        27,844
  Net transfers..........     54,461,031       45,887,315        --
  Surrenders for benefit
   payments and fees.....     (1,030,125)      (1,167,161)       --
  Net annuity
   transactions..........        156,964          121,138        --
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     72,360,090       63,273,542        27,844
                             -----------     ------------       -------
  Net increase (decrease)
   in net assets.........     82,103,899       42,622,131        28,397
NET ASSETS:
  Beginning of period....       --               --              --
                             -----------     ------------       -------
  End of period..........    $82,103,899     $ 42,622,131       $28,397
                             ===========     ============       =======

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                            EVERGREEN    EVERGREEN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                            VA OMEGA    VA SPECIAL   INTERNATIONAL      LARGE CAP        TECHNOLOGY       SMALL CAP
                              FUND      EQUITY FUND    PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO     GROWTH PORTFOLIO
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT***
                           -----------  -----------  --------------  ----------------  --------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (9,282)     $  (325)     $  (19,603)      $  (15,800)      $  (17,072)        $   (4)
  Capital gains income...     --           --             --              --                --             --
  Net realized gain
   (loss) on security
   transactions..........    (40,201)           5         (13,114)          (9,087)         (12,067)             1
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (35,796)      (1,552)       (395,628)        (413,871)        (866,672)           123
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (85,279)      (1,872)       (428,345)        (438,758)        (895,811)           120
                            --------      -------      ----------       ----------       ----------         ------
UNIT TRANSACTIONS:
  Purchases..............    428,843        6,950         521,224          356,622          647,666          9,190
  Net transfers..........     69,682        4,420         574,160          871,622          898,044         (1,138)
  Surrenders for benefit
   payments and fees.....    (17,549)          (7)        (65,626)        (111,039)         (29,320)            (1)
  Net annuity
   transactions..........     --           --                (427)            (204)            (120)       --
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    480,976       11,363       1,029,331        1,117,001        1,516,270          8,051
                            --------      -------      ----------       ----------       ----------         ------
  Net increase (decrease)
   in net assets.........    395,697        9,491         600,986          678,243          620,459          8,171
NET ASSETS:
  Beginning of period....    372,708       16,804         975,545          771,486          872,603        --
                            --------      -------      ----------       ----------       ----------         ------
  End of period..........   $768,405      $26,295      $1,576,531       $1,449,729       $1,493,062         $8,171
                            ========      =======      ==========       ==========       ==========         ======

                             EVERGREEN      EVERGREEN    FIRST AMERICAN   FIRST AMERICAN   FIRST AMERICAN
                             VA OMEGA      VA SPECIAL    INTERNATIONAL      LARGE CAP        TECHNOLOGY
                               FUND        EQUITY FUND     PORTFOLIO     GROWTH PORTFOLIO    PORTFOLIO
                           SUB-ACCOUNT**  SUB-ACCOUNT**   SUB-ACCOUNT*     SUB-ACCOUNT*     SUB-ACCOUNT*
                           -------------  -------------  --------------  ----------------  --------------
OPERATIONS:
  Net investment
   (loss)................    $   (763)       $    (4)       $ (2,754)       $  (2,184)       $   (3,107)
  Capital gains income...      --             --             --               --                --
  Net realized gain
   (loss) on security
   transactions..........         (86)        --                  62              (19)              (69)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (41,389)           808           7,184         (109,999)         (427,583)
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (42,238)           804           4,492         (112,202)         (430,759)
                             --------        -------        --------        ---------        ----------
UNIT TRANSACTIONS:
  Purchases..............     213,175         16,000         442,889          415,999           649,239
  Net transfers..........     201,682         --             531,252          469,682           656,928
  Surrenders for benefit
   payments and fees.....          89         --              (8,386)          (5,244)           (6,013)
  Net annuity
   transactions..........      --             --               5,298            3,251             3,208
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     414,946         16,000         971,053          883,688         1,303,362
                             --------        -------        --------        ---------        ----------
  Net increase (decrease)
   in net assets.........     372,708         16,804         975,545          771,486           872,603
NET ASSETS:
  Beginning of period....      --             --             --               --                --
                             --------        -------        --------        ---------        ----------
  End of period..........    $372,708        $16,804        $975,545        $ 771,486        $  872,603
                             ========        =======        ========        =========        ==========

  *  From inception, May 1, 2000 to December 31, 2000.
 **  From inception, March 6, 2000 to December 31, 2000.

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2001

                                            HARTFORD          HARTFORD
                             HARTFORD        GLOBAL            GLOBAL
                              FOCUS      COMMUNICATIONS  FINANCIAL SERVICES
                             HLS FUND       HLS FUND          HLS FUND
                           SUB-ACCOUNT*   SUB-ACCOUNT*      SUB-ACCOUNT*
                           ------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................  $   (85,113)    $    2,082        $     (482)
  Capital gains income...      --             --               --
  Net realized gain
   (loss) on security
   transactions..........       (5,533)       (11,488)          (10,814)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,269,690        (89,215)          (54,933)
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,179,044        (98,621)          (66,229)
                           -----------     ----------        ----------
UNIT TRANSACTIONS:
  Purchases..............    8,188,497        784,924         2,097,164
  Net transfers..........   18,880,082      1,127,875         3,755,305
  Surrenders for benefit
   payments and fees.....     (422,867)       (10,246)         (104,752)
  Net annuity
   transactions..........       43,751        --                 19,207
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   26,689,463      1,902,553         5,766,924
                           -----------     ----------        ----------
  Net increase (decrease)
   in net assets.........   27,868,507      1,803,932         5,700,695
NET ASSETS:
  Beginning of period....      --             --               --
                           -----------     ----------        ----------
  End of period..........  $27,868,507     $1,803,932        $5,700,695
                           ===========     ==========        ==========

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                 HARTFORD          HARTFORD
                              INTERNATIONAL      INTERNATIONAL    HARTFORD      HARTFORD                       PRUDENTIAL
                           CAPITAL APPRECIATION  SMALL COMPANY  MIDCAP VALUE     VALUE      PRUDENTIAL 20/20    JENNISON
                                 HLS FUND          HLS FUND       HLS FUND      HLS FUND       FOCUS FUND         FUND
                               SUB-ACCOUNT*      SUB-ACCOUNT*   SUB-ACCOUNT*  SUB-ACCOUNT*   SUB-ACCOUNT**    SUB-ACCOUNT**
                           --------------------  -------------  ------------  ------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................       $  (20,044)       $   (2,752)   $  (188,272)  $   (27,314)      $  (213)        $ (1,528)
  Capital gains income...        --                  --             --            121,755            63              907
  Net realized gain
   (loss) on security
   transactions..........           (9,818)           (9,969)       (48,151)       (1,701)            2               (3)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          235,089             3,202      5,001,021       821,146         2,664            4,285
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          205,227            (9,519)     4,764,598       913,886         2,516            3,661
                                ----------        ----------    -----------   -----------       -------         --------
UNIT TRANSACTIONS:
  Purchases..............        4,205,090           612,240     25,399,180    10,217,118        42,416          134,410
  Net transfers..........        5,243,963           912,979     53,179,401    23,818,167         9,866           24,612
  Surrenders for benefit
   payments and fees.....         (169,493)          (18,414)      (981,878)     (464,891)            4              (70)
  Net annuity
   transactions..........        --                    2,775         76,774        76,421       --                --
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        9,279,560         1,509,580     77,673,477    33,646,815        52,286          158,952
                                ----------        ----------    -----------   -----------       -------         --------
  Net increase (decrease)
   in net assets.........        9,484,787         1,500,061     82,438,075    34,560,701        54,802          162,613
NET ASSETS:
  Beginning of period....        --                  --             --            --            --                --
                                ----------        ----------    -----------   -----------       -------         --------
  End of period..........       $9,484,787        $1,500,061    $82,438,075   $34,560,701       $54,802         $162,613
                                ==========        ==========    ===========   ===========       =======         ========


                           PRUDENTIAL VALUE
                            PORTFOLIO FUND
                             SUB-ACCOUNT*
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................      $    16
  Capital gains income...        2,702
  Net realized gain
   (loss) on security
   transactions..........            3
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          450
                               -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        3,171
                               -------
UNIT TRANSACTIONS:
  Purchases..............       51,221
  Net transfers..........        5,640
  Surrenders for benefit
   payments and fees.....      --
  Net annuity
   transactions..........      --
                               -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       56,861
                               -------
  Net increase (decrease)
   in net assets.........       60,032
NET ASSETS:
  Beginning of period....      --
                               -------
  End of period..........      $60,032
                               =======

  *  Amounts represent from inception, May 1, 2001 to December 31, 2001.
 **  Amounts represent from inception, January 29, 2001 to December 31, 2001.

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2001.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.25% of the contract's value for the mortality and expenses risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-42 ____________________________________

 4.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios and total return showing the minimum and maximum contract charges for which a series of each subaccount had units issued or outstanding during the reporting period.

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
HLA Separate Account One
  Hartford Bond HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       4,214,866   1.206638        5,085,817    0.78%     3.81%        7.81%
        Highest contract
         charges.........         131,019   1.169037          153,166    1.63%     3.86%        5.26%
        Remaining
         contract
         charges.........     339,759,187     --          757,102,842    --       --           --
  Hartford Stock HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      33,740,159   0.912775       30,797,173    0.79%     1.04%      (12.93)%
        Highest contract
         charges.........         160,074   0.963541          154,238    1.65%     1.53%      (15.36)%
        Remaining
         contract
         charges.........     910,917,142     --        3,880,650,577    --       --           --
  Hartford Money Market
   HLS Fund, Inc.
    2001 Lowest contract
     charges.............          96,207   1.017775           97,917    0.19%     0.85%        1.78%
        Highest contract
         charges.........         547,323   1.117678          611,731    1.66%     2.41%        1.64%
        Remaining
         contract
         charges.........     452,052,418     --          728,176,432    --       --           --
  Hartford Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      42,120,614   1.009584       42,524,298    0.78%     3.17%       (5.40)%
        Highest contract
         charges.........         419,529   1.030542          432,343    1.64%     3.90%       (7.50)%
        Remaining
         contract
         charges.........   1,706,572,743     --        6,158,795,636    --       --           --
  Hartford Capital
   Appreciation HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............      23,382,416   1.282035       29,977,076    0.79%     0.87%       (7.68)%
        Highest contract
         charges.........         179,869   1.357485          244,169    1.64%     1.39%      (13.30)%
        Remaining
         contract
         charges.........     916,116,492     --        4,709,366,965    --       --           --
  Hartford Mortgage
   Securities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............         312,542   1.174922          367,212    0.76%     3.68%        6.64%
        Highest contract
         charges.........          10,155   1.170161           11,883    1.55%    --            4.72%
        Remaining
         contract
         charges.........      88,448,210     --          190,667,238    --       --           --
  Hartford Index HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       3,040,902   0.893931        2,718,357    0.79%     1.11%      (13.01)%
        Highest contract
         charges.........          38,085   0.950213           36,189    1.67%     1.65%      (16.59)%
        Remaining
         contract
         charges.........     262,392,824     --          866,859,280    --       --           --
  Hartford International
   Opportunities HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       3,053,410   0.795813        2,429,943    0.79%     0.13%      (19.38)%
        Highest contract
         charges.........       1,102,992   0.629153          693,951    1.62%     0.25%      (19.71)%
        Remaining
         contract
         charges.........     379,121,033     --          539,409,451    --       --           --
  Hartford Dividend and
   Growth HLS Fund, Inc.
    2001 Lowest contract
     charges.............      16,679,702   1.115257       18,602,155    0.78%     2.82%       (4.80)%
        Highest contract
         charges.........         248,254   1.075204          266,924    1.66%     3.07%       (3.64)%
        Remaining
         contract
         charges.........     828,035,882     --        2,022,703,972    --       --           --
  Hartford Global
   Advisers HLS
   Fund, Inc.
    2001 Lowest contract
     charges.............       1,571,064   0.966735        1,518,803    0.79%     0.88%       (7.00)%
        Highest contract
         charges.........           6,139   0.995870            6,114    1.65%     1.09%       (7.92)%
        Remaining
         contract
         charges.........     160,423,528     --          234,632,196    --       --           --
  Hartford Small Company
   HLS Fund
    2001 Lowest contract
     charges.............       2,746,104   0.992850        2,726,469    0.79%    --          (15.60)%
        Highest contract
         charges.........          38,427   1.136848           43,685    1.66%    --          (13.05)%
        Remaining
         contract
         charges.........     325,164,762     --          468,682,301    --       --           --
  Hartford MidCap HLS
   Fund
    2001 Lowest contract
     charges.............       9,829,099   1.537677       15,113,980    0.79%    --           (4.39)%
        Highest contract
         charges.........          23,690   1.774521           42,039    1.66%    --           (6.33)%
        Remaining
         contract
         charges.........     514,017,518     --        1,094,800,873    --       --           --

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  Hartford Global Leaders
   HLS Fund
    2001 Lowest contract
     charges.............      10,672,610   0.987167       10,535,648    0.79%     0.71%      (17.25)%
        Highest contract
         charges.........          18,825   1.456653           27,422    1.62%     1.61%      (17.20)%
        Remaining
         contract
         charges.........     256,874,500     --          331,777,781    --       --           --
  Hartford High Yield HLS
   Fund
    2001 Lowest contract
     charges.............       1,358,466   1.041495        1,414,835    0.78%     0.06%        1.87%
        Highest contract
         charges.........          10,401   1.068491           11,114    1.62%     0.04%       (4.54)%
        Remaining
         contract
         charges.........      87,258,366     --           93,059,062    --       --           --
  Hartford Growth and
   Income HLS Fund
    2001 Lowest contract
     charges.............      11,798,604   0.989645       11,676,429    0.78%    --           (8.75)%
        Highest contract
         charges.........          86,414   1.096317           94,737    1.65%    --          (13.92)%
        Remaining
         contract
         charges.........     266,326,604     --          303,993,004    --       --           --
  Evergreen VA
   International Growth
   Fund
    2001 Lowest contract
     charges.............       1,055,625   1.067563        1,126,946    1.24%     0.93%      (18.90)%
        Highest contract
         charges.........          88,453   0.660048           58,383    1.62%     1.06%      (19.18)%
        Remaining
         contract
         charges.........         475,457     --              318,220    --       --           --
  Evergreen VA Capital
   Growth Fund
    2001 Lowest contract
     charges.............         966,237   1.129941        1,091,791    1.24%     0.57%      (14.03)%
        Highest contract
         charges.........         181,126   1.126850          204,101    1.61%     0.15%      (15.26)%
        Remaining
         contract
         charges.........         430,506     --              486,960    --       --           --
  Evergreen VA Growth
   Fund
    2001 Lowest contract
     charges.............         658,759   1.119662          737,587    1.24%    --           (7.84)%
        Highest contract
         charges.........          13,133   0.807130           10,600    1.62%    --          (10.10)%
        Remaining
         contract
         charges.........         161,658     --              134,865    --       --           --
  Merrill Lynch Large Cap
   Growth Focus Fund
    2001 Lowest contract
     charges.............       1,577,287   0.821590        1,295,883    1.23%     0.02%      (10.45)%
        Highest contract
         charges.........         238,986   0.817400          195,347    1.42%    --          (13.18)%
        Remaining
         contract
         charges.........         371,477     --              304,243    --       --           --
  Merrill Lynch Global
   Growth Focus Fund
    2001 Lowest contract
     charges.............       1,016,735   0.797023          810,362    1.24%     0.97%      (23.99)%
        Highest contract
         charges.........          24,178   0.792965           19,173    1.44%     1.93%      (22.44)%
        Remaining
         contract
         charges.........         379,423     --              301,433    --       --           --
  Hartford Global Health
   HLS Fund
    2001 Lowest contract
     charges.............          62,882   1.083740           68,148    0.24%    --            8.37%
        Highest contract
         charges.........          24,017   1.468325           35,264    1.66%    --            6.17%
        Remaining
         contract
         charges.........      99,173,295     --          146,624,209    --       --           --
  Hartford Global
   Technology HLS Fund
    2001 Lowest contract
     charges.............       1,550,587   0.477000          739,630    0.79%    --          (23.43)%
        Highest contract
         charges.........           5,656   0.469396            2,655    1.62%    --          (35.42)%
        Remaining
         contract
         charges.........     126,097,166     --           59,578,203    --       --           --
  Evergreen VA Foundation
   Fund
    2001 Lowest contract
     charges.............         132,410   0.862557          114,211    1.41%     4.77%       (9.88)%
        Highest contract
         charges.........           4,273   0.858633            3,669    1.63%     2.57%       (9.64)%
        Remaining
         contract
         charges.........        --           --             --          --       --           --
  Evergreen VA Omega Fund
    2001 Lowest contract
     charges.............         812,650   0.574965          467,245    1.43%    --          (16.02)%
        Highest contract
         charges.........         108,211   0.572332           61,933    1.62%    --          (18.17)%
        Remaining
         contract
         charges.........         380,155     --              218,104    --       --           --
  Evergreen VA Special
   Equity Fund
    2001 Lowest contract
     charges.............          37,254   0.705848           26,295    1.43%    --           (9.43)%
        Highest contract
         charges.........        --           --             --          --       --           --
        Remaining
         contract
         charges.........        --           --             --          --       --           --

_____________________________________ SA-44 ____________________________________

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  First American
   International
   Portfolio
    2001 Lowest contract
     charges.............       1,778,330   0.593483        1,055,409    1.23%    --          (26.03)%
        Highest contract
         charges.........          32,652   0.770052           25,144    1.60%    --          (22.99)%
        Remaining
         contract
         charges.........         700,566     --              495,978    --       --           --
  First American Large
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............       2,147,044   0.550037        1,180,953    1.23%    --          (31.54)%
        Highest contract
         charges.........          49,649   0.651886           32,366    1.64%    --          (34.81)%
        Remaining
         contract
         charges.........         377,332     --              236,410    --       --           --
  First American
   Technology Portfolio
    2001 Lowest contract
     charges.............       4,030,139   0.257951        1,039,578    1.23%    --          (52.25)%
        Highest contract
         charges.........           7,744   0.428922            3,322    1.62%    --          (57.11)%
        Remaining
         contract
         charges.........       1,283,756     --              450,162    --       --           --
  First American Small
   Cap Growth Portfolio
    2001 Lowest contract
     charges.............             706   1.101593              778    0.18%    --           10.16%
        Highest contract
         charges.........           6,715   1.101128            7,393    0.23%    --           10.11%
        Remaining
         contract
         charges.........        --           --             --          --       --           --
  Hartford Focus HLS Fund
    2001 Lowest contract
     charges.............          66,582   1.036417           69,007    0.24%     0.89%        3.64%
        Highest contract
         charges.........           5,385   1.026392            5,527    1.04%     1.18%        2.64%
        Remaining
         contract
         charges.........      26,993,800     --           27,793,973    --       --           --
  Hartford Global
   Communications HLS
   Fund
    2001 Lowest contract
     charges.............          26,164   0.712739           18,648    0.50%     1.81%      (28.73)%
        Highest contract
         charges.........             724   0.707744              513    1.23%     3.63%      (29.23)%
        Remaining
         contract
         charges.........       2,515,807     --            1,784,771    --       --           --
  Hartford Global
   Financial Services HLS
   Fund
    2001 Lowest contract
     charges.............          42,639   0.954679           40,707    0.51%     0.98%       (4.53)%
        Highest contract
         charges.........             536   0.947993              509    1.19%     2.86%       (5.20)%
        Remaining
         contract
         charges.........       5,954,146     --            5,659,477    --       --           --
  Hartford International
   Capital Appreciation
   HLS Fund
    2001 Lowest contract
     charges.............          68,739   0.857006           58,909    0.51%     0.21%      (14.30)%
        Highest contract
         charges.........              26   0.851001               22    1.41%     0.02%      (14.90)%
        Remaining
         contract
         charges.........      11,048,106     --            9,425,856    --       --           --
  Hartford International
   Small Company HLS Fund
    2001 Lowest contract
     charges.............           4,951   0.934805            4,628    0.49%     0.46%       (6.52)%
        Highest contract
         charges.........              23   0.928261               21    0.00%     1.15%       (7.17)%
        Remaining
         contract
         charges.........       1,606,246     --            1,495,412    --       --           --
  Hartford MidCap Value
   HLS Fund
    2001 Lowest contract
     charges.............       1,808,237   0.994493        1,798,279    0.50%     0.36%       (0.55)%
        Highest contract
         charges.........          17,991   0.987521           17,767    1.15%     0.42%       (1.25)%
        Remaining
         contract
         charges.........      81,389,122     --           80,622,030    --       --           --
  Hartford Value HLS Fund
    2001 Lowest contract
     charges.............         530,130   1.003185          531,818    0.50%     0.82%        0.32%
        Highest contract
         charges.........          30,096   0.996158           29,981    1.15%     0.90%       (0.38)%
        Remaining
         contract
         charges.........      34,028,854     --           33,998,902    --       --           --
  Prudential 20/20 Focus
   Portfolio
    2001 Lowest contract
     charges.............          27,925   0.955402           26,680    1.24%    --           (8.13)%
        Highest contract
         charges.........          22,178   0.972196           21,561    1.46%     0.24%       (2.78)%
        Remaining
         contract
         charges.........           6,741     --                6,561    --       --           --
  Prudential Jennison
   Growth Portfolio
    2001 Lowest contract
     charges.............          43,564   0.627038           27,316    1.41%    --          (24.67)%
        Highest contract
         charges.........         104,715   0.894012           93,616    1.47%    --          (10.60)%
        Remaining
         contract
         charges.........          46,564     --               41,681    --       --           --

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                                INVESTMENT
                                              UNIT        CONTRACT     EXPENSE    INCOME      TOTAL
                               UNITS       FAIR VALUE  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                           --------------  ----------  --------------  -------  ----------  ---------
  Prudential Value
   Portfolio
    2001 Lowest contract
     charges.............          40,584   0.940687           38,177    0.93%     1.43%       (5.93)%
        Highest contract
         charges.........           6,208   0.939426            5,832    1.15%     0.88%       (6.06)%
        Remaining
         contract
         charges.........          17,040     --               16,023    --       --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

_____________________________________ SA-46 ____________________________________

Hartford was unable to obtain a written consent from Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. Certain limitations on recovery by investors may exist as a result of this lack of consent.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly-owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2001 and 2000, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2, these financial statements were prepared using the accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, which practices differ from accounting principles generally accepted in the United States.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2001. Furthermore, in our opinion, the supplemental data included in Note 2 reconciling income and capital and surplus as shown in the financial statements to income and stockholder's equity as determined in conformity with accounting principles generally accepted in the United States, present fairly, in all material respects, the information shown therein.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2001 and 2000, and the results of its operations and the changes in its capital and surplus for each of the three years in the period ended December 31, 2001 in conformity with accounting practices prescribed or permitted by the Insurance Department in the State of Connecticut.

As explained in Note 2 to the financial statements, effective January 1, 2001, the Company changed its method of accounting to that prescribed in the codified National Association of Insurance Commissioners' Statements of Statutory Accounting Principles and related interpretations prescribed by the Insurance Department of the State of Connecticut.

Hartford, Connecticut
January 28, 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2001          2000
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 2,639,950   $ 1,181,509
   Common Stocks                                           16,753        38,064
   Mortgage Loans                                         180,043        34,639
   Real Estate                                             24,614            --
   Policy Loans                                           250,220        80,795
   Cash and Short-Term Investments                        421,764        65,526
   Other Invested Assets                                   39,622         1,150
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     3,572,966     1,401,683
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       48,172        21,605
   Federal Income Taxes Recoverable                       157,532        54,908
   Deferred Tax Asset                                      54,720            --
   Other Assets                                            98,497        71,125
   Separate Account Assets                             41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Life and Accident and
    Health Policies                                   $ 4,346,336   $ 2,188,746
   Liability for Deposit Type Contracts                    42,394        21,063
   Policy and Contract Claim Liabilities                   30,507        10,733
   Asset Valuation Reserve                                     --         2,743
   Payable to Affiliates                                   32,072        20,917
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,485,727)   (1,461,556)
   Remittances and Items Not Allocated                    139,993       120,810
   Other Liabilities                                      155,097       106,602
   Separate Account Liabilities                        41,945,545    45,343,327
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    45,206,217    46,353,385
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock -- 3,000 Shares Authorized, 2,000
    Shares Issued and Outstanding                           2,500         2,500
   Gross Paid-In and Contributed Surplus                  986,883       226,043
   Unassigned Funds                                      (318,168)      310,720
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       671,215       539,263
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $45,877,432   $46,892,648
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 ------------------------------------------------------------------------------------------
                                                         2001          2000         1999
 ------------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $12,741,782   $  772,847   $  621,789
   Considerations for Supplementary Contracts with
    Life Contingencies                                     33,695           31           --
   Annuity and Other Fund Deposits                             --    4,201,953    2,991,363
   Net Investment Income                                  188,799      107,937      122,322
   Commissions and Expense Allowances on
    Reinsurance Ceded                                      78,607      121,671      379,905
   Reserve Adjustment on Reinsurance Ceded                600,569    1,287,942    1,411,342
   Fee Income                                             817,436      827,674      647,565
   Other Revenues                                           6,435        2,751          842
 ------------------------------------------------------------------------------------------
                                     TOTAL REVENUES    14,467,323    7,322,806    6,175,128
 ------------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             174,288       57,001       47,372
   Disability and Other Benefits                           11,296        5,827        6,270
   Surrenders and Other Fund Withdrawals                4,142,327    3,567,723    1,250,813
   Commissions                                          1,222,698      490,630      467,338
   Increase in Aggregate Reserves for Life and
    Accident and Health Policies                        2,147,722       57,316       12,481
   Decrease in Liability for Premium and Other
    Deposit Funds                                              --     (403,594)     (47,852)
   General Insurance Expenses                             330,636      253,565      192,196
   Net Transfers to Separate Accounts                   2,613,765    3,218,126    4,160,501
   Modified Coinsurance Adjustment on Reinsurance
    Assumed                                             4,591,861           --           --
   Other Expenses                                          78,503       26,782       35,385
 ------------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    15,313,096    7,273,376    6,124,504
 ------------------------------------------------------------------------------------------
   Net (Loss) Gain from Operations Before Federal
    Income Tax (Benefit) Expense                         (845,773)      49,430       50,624
   Federal Income Tax (Benefit) Expense                  (196,458)      24,549      (10,231)
 ------------------------------------------------------------------------------------------
                    NET (LOSS) GAIN FROM OPERATIONS      (649,315)      24,881       60,855
 ------------------------------------------------------------------------------------------
   Net Realized Capital Losses, after tax                 (10,238)      (2,922)     (36,428)
 ------------------------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (659,553)  $   21,959   $   24,427
 ------------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                                       FOR THE YEARS ENDED DECEMBER 31,
 ---------------------------------------------------------------------------------------
                                                         2001        2000        1999
 ---------------------------------------------------------------------------------------
 COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000
  SHARES ISSUED AND OUTSTANDING
 ---------------------------------------------------------------------------------------
   Balance, Beginning and End of Year                 $   2,500    $  2,500    $  2,500
 ---------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 ---------------------------------------------------------------------------------------
   Beginning of Year                                    226,043     226,043     226,043
   Capital Contribution                                 760,840          --          --
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR     986,883     226,043     226,043
 ---------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                           310,720     294,333     247,969

   Net Income                                          (659,553)     21,959      24,427
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (22,085)     (4,653)      2,258
   Change in Net Deferred Income Tax                    209,019          --          --
   Change in Reserve Valuation Basis                    (11,721)      5,711          --
   Change in Asset Valuation Reserve                      2,743       2,192      16,847
   Change in Non-Admitted Assets                       (154,455)     (3,646)      6,557
   Change in Liability for Reinsurance in
    Unauthorized Companies                                   (2)         --          --
   Cummulative Effect of Changes in Accounting
    Principles                                            7,166          --          --
   Credit on Reinsurance Ceded                               --      (5,176)     (3,725)
 ---------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    (318,168)    310,720     294,333
 ---------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 ---------------------------------------------------------------------------------------
   End of Year                                        $ 671,215    $539,263    $522,876
 ---------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                (AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

                                           FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------
                                             2001         2000        1999
-----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $12,732,469  $4,969,266  $3,613,217
  Net Investment Income                       166,707     106,844     122,998
  Fee Income                                  817,436     827,674     647,565
  Commissions and Expense Allowances on
   Reinsurance Ceded                          679,177   1,403,553   1,787,523
  Other Income                                 36,949         179      11,800
                                          -----------  ----------  ----------
    Total Income                           14,432,738   7,307,516   6,183,103
                                          -----------  ----------  ----------
  Benefits Paid                             4,289,455   3,628,860   1,303,801
  Federal Income Tax (Recoveries)
   Payments                                   (58,363)     74,791      (8,815)
  Net Transfers to Separate Accounts        2,640,961   3,289,217   4,364,914
  MODCO Adjustment on Reinsurance
   Assumed                                  4,591,861          --          --
  Other Expenses                            1,637,963     789,601     669,525
                                          -----------  ----------  ----------
    Total Benefits and Expenses            13,101,877   7,782,469   6,329,425
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    OPERATING ACTIVITIES    1,330,861    (474,953)   (146,322)
-----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                     1,286,296     731,046     753,358
  Common Stocks                                14,354         979         939
  Mortgage Loans                               57,353      33,304      53,704
  Other                                        12,690       1,718       1,490
                                          -----------  ----------  ----------
    Total Investment Proceeds               1,370,693     767,047     809,491
                                          -----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                     2,753,242     454,987     804,947
  Common Stocks                                14,246         484         464
  Mortgage Loans                              203,177       3,881      57,665
  Real Estate                                  25,000          --          --
  Other                                        40,467          --       1,994
                                          -----------  ----------  ----------
    Total Investments Acquired              3,036,132     459,352     865,070
                                          -----------  ----------  ----------
  Net Increase in Policy Loans                169,425      21,366      12,217
-----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    INVESTING ACTIVITIES  $(1,834,864) $  286,329  $  (67,796)
-----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                        760,840          --          --
  Net other cash provided (used)               99,401     (13,429)     11,742
-----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                               FINANCING
            AND MISCELLANEOUS ACTIVITIES      860,241     (13,429)     11,742
-----------------------------------------------------------------------------
  Net increase (decrease) in cash and
   short-term investments                     356,238    (202,053)   (202,376)
  Cash and Short-Term Investments,
   Beginning of Year                           65,526     267,579     469,955
-----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   421,764  $   65,526  $  267,579
-----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2001
(AMOUNTS IN THOUSANDS, UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

As the result of changes in accounting principles effective January 1, 2001, some of the information presented for 2000 and 1999 is not comparable to the information presented for 2001. The notable items are deposits recorded as revenue in 2000 and 1999, most of which were recorded as premiums and considerations in 2001. At the direction of the Connecticut Insurance Department, a few of the items in the 2000 balance sheet were reclassified for comparability with 2001 without any change in total assets, liabilities or capital and surplus funds.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles ("STAT") and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value; and

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2001              2000              1999
                                                                -----------------------------------------------
GAAP Net Income                                                 $   214,610       $   140,954       $    75,654
Deferral and amortization of policy acquisition costs,
 net                                                               (308,546)         (218,151)         (272,171)
Change in unearned revenue reserve                                   59,132            54,255           (64,915)
Deferred taxes                                                      180,625            27,039            57,833
Separate account expense allowance                                 (110,911)           71,092           214,388
Asset impairments and write-downs                                        --                --           (17,250)
Benefit reserve adjustment                                          (13,199)          (70,248)           11,491
Prepaid reinsurance premium                                          (6,944)           (3,007)           (3,524)
Ceding commission on reinsurance assumed                           (670,507)               --                --
Statutory voluntary reserve                                              --                --            (6,286)
Other, net                                                           (3,813)           20,025            29,207
                                                                -----------------------------------------------
                            STATUTORY NET (LOSS) INCOME         $  (659,553)      $    21,959       $    24,427
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 1,794,936       $   826,049       $   676,428
Deferred policy acquisition costs                                (3,033,841)       (2,105,975)       (1,887,824)
Unearned revenue reserve                                            229,194           150,220            95,965
Deferred taxes                                                      366,265           181,027           122,105
Separate account expense allowance                                1,521,026         1,469,122         1,398,030
Unrealized (gains) losses on investments                            (31,612)          (13,933)           26,292
Benefit reserve adjustment                                           24,334            16,574            81,111
Asset valuation reserve                                                  --            (2,743)           (4,935)
Interest maintenance reserve                                        (25,448)               --                --
Prepaid reinsurance premium                                         (17,679)          (10,735)           (7,728)
Goodwill                                                           (173,704)               --                --
Statutory voluntary reserve                                              --            (6,286)           (6,286)
Other, net                                                           17,744            35,943            29,718
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $   671,215       $   539,263       $   522,876
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2001 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,965         0.0%
At book value, less current surrender charge of 5% or more             1,369,405         3.3%
At market value                                                       38,967,202        93.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          40,339,572        96.6%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          1,187,215         2.8%
Not subject to discretionary withdrawal:                                 251,419         0.6%
                                                                     -----------------------
                                                TOTAL, GROSS          41,778,206       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $41,778,206       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost and are amortized using the interest method, in accordance with Statements of Statutory Accounting Principles ("SSAP") No. 26 -- BONDS, EXCLUDING LOANED-BACKED AND STRUCTURED SECURITIES. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Preferred stocks are carried at amortized cost in accordance with NAIC designations. Common stocks are carried at fair value with the current year change in the difference from their cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Policy loans are carried at their outstanding balance, which approximates fair value. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $0 and $2,743 as of December 31, 2001 and 2000, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. The IMR balances as of December 31, 2001 and 2000 were $25,448 and $(3,582), respectively. The 2000 asset balance was reflected as a component of non-admitted assets in Unassigned Funds, in accordance with statutory accounting principles. The net capital gains (losses) captured in the IMR in 2001, 2000 and 1999 were $1,965, $(3,096) and $(1,255), respectively. The amount of expense amortized from the IMR in 2001, 2000, 1999 included in the Company's Statements of Operations, was $3,472, $(495) and $178, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Effective January 1, 2001, the State of Connecticut required that insurance companies domiciled in the State of Connecticut prepare their statutory basis financial statements in accordance with the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective January 1, 2001, subject to any deviations prescribed or permitted by the State of Connecticut Insurance Commissioner.

Accounting changes adopted to conform to the provisions of the NAIC codified ACCOUNTING PRACTICES AND PROCEDURES manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date, if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles, as an adjustment that increased unassigned funds of approximately $7,166.

3. BUSINESS COMBINATIONS:

On April 2, 2001, The Hartford, through Hartford Life, Inc. and its affiliates, acquired the U.S. individual life insurance, annuity and mutual fund businesses of Fortis Inc., ("Fortis") for $1.12 billion in cash. The Hartford effected the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The purchase of Fortis Advisors, Inc. and Fortis Investors, Inc. was accounted for as a statutory purchase.

4. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2001           2000           1999
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $148,038       $ 95,980       $113,646
Interest income from policy loans                                    14,160          4,923          3,494
Interest and dividends from other investments                        28,751          8,568          6,371
                                                                   --------------------------------------
Gross investment income                                             190,949        109,471        123,511
Less: investment expenses                                             2,150          1,534          1,189
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $188,799       $107,937       $122,322
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $ 17,132       $  2,401       $    561
Gross unrealized capital losses                                     (17,210)        (3,319)        (6,441)
                                                                   --------------------------------------
Net unrealized capital losses                                           (78)          (918)        (5,880)
Balance, beginning of year                                             (918)        (5,880)        10,072
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $    840       $  4,962       $(15,952)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                                     2001           2000           1999
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    120       $    509       $  2,508
Gross unrealized capital losses                                     (22,913)        (2,113)           (24)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                               (22,793)        (1,604)         2,484
Balance, beginning of year                                           (1,604)         2,484            333
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $(21,189)      $ (4,088)      $  2,151
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                                     2001           2000           1999
                                                                   --------------------------------------
Bonds and short-term investments                                   $ (7,491)      $ (8,128)      $(37,959)
Common stocks                                                           (13)           217            104
Other invested assets                                                    33             10            172
                                                                   --------------------------------------
Realized capital losses                                              (7,471)        (7,901)       (37,683)
Capital gains tax (benefit)                                             802         (1,883)            --
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,273)        (6,018)       (37,683)
Less: amounts transferred to IMR                                      1,965         (3,096)        (1,255)
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(10,238)      $ (2,922)      $(36,428)
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2001, 2000 and 1999 resulted in proceeds of $669,820, $740,995, and $1,367,027, respectively, gross realized capital gains of $8,169, $710 and $1,106, respectively, and gross realized capital losses of $6,273, $8,838 and $39,065, respectively, before transfers to the IMR. Sale of common stocks for the years ended
December 31, 2001, 2000 and 1999 resulted in proceeds of $14,354, $979 and $939, gross realized capital gains of $358, $218 and $115, respectively, and gross realized losses of $371, $1 and $11, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2001
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  992      $   --        $  --       $   --        $   7        $--      $    7
Other bonds and notes                 1,648           7            7           --           13         --          27
Short-term investments                   59          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 2,699           7            7           --           20         --          34
Other investments                       248          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                   TOTAL INVESTMENT  $2,947      $    7        $   7       $   --        $  20        $--      $   34
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,873      $   --        $  66       $   --        $  --        $--      $   66
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  73       $   --        $  20        $--      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   2       $   --        $   1        $--      $    3
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2001.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $   41,637   $   132     $     --   $   41,769
  --Guaranteed and sponsored -- asset-backed                          270,969        --           --      270,969
States, municipalities and political subdivisions                         398        15           --          413
International governments                                              35,086       880           (4)      35,962
Public utilities                                                      163,678       557         (757)     163,478
All other corporate                                                 1,220,569    15,376       (9,716)   1,226,229
All other corporate -- asset-backed                                   728,058        61       (6,733)     721,386
Short-term investments                                                 58,741        --           --       58,741
Certificates of deposit                                                52,877       111           --       52,988
Parents, subsidiaries and affiliates                                  126,735        --           --      126,735
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $2,698,748   $17,132     $(17,210)  $2,698,670
                                                                   ----------------------------------------------

                                                                                 December 31, 2001
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,162    $  120     $   (211)  $    4,071
Common stock -- affiliated                                             35,384        --      (22,702)      12,682
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,546    $  120     $(22,913)  $   16,753
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $     (7)  $    6,219
  --Guaranteed and sponsored -- asset-backed                          123,714        --           --      123,714
States, municipalities and political subdivisions                         401         6           --          407
International governments                                               7,289       271           --        7,560
Public utilities                                                       17,797        --           --       17,797
All other corporate                                                   360,599     2,062       (3,312)     359,349
All other corporate -- asset-backed                                   544,620        --           --      544,620
Short-term investments                                                 38,813        --           --       38,813
Certificates of deposit                                                    --        --           --           --
Parents, subsidiaries and affiliates                                  121,420        --           --      121,420
                                                                   ----------------------------------------------
    TOTAL BONDS AND SHORT-TERM INVESTMENTS                         $1,220,817    $2,401     $ (3,319)  $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $    (61)  $    4,732
Common stock -- affiliated                                             35,384        --       (2,052)      33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $ (2,113)  $   38,064
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2001 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  325,531         $  325,522
Over one year through five years                   1,220,070          1,220,034
Over five years through ten years                    807,775            807,752
Over ten years                                       345,372            345,362
                                                  -----------------------------
                                           TOTAL  $2,698,748         $2,698,670
                                                  -----------------------------

Bonds with a carrying value of $3,495 were on deposit as of December 31, 2001 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                                2001                 2000
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 2,699      2,699     1,221      1,220
  Common stocks                                               17         17        38         38
  Policy loans                                               250        250        81         81
  Mortgage loans                                             180        180        35         35
  Other invested assets                                       64         64         1          1
LIABILITIES
  Deposit funds and other benefits                       $ 2,873    $ 2,089   $ 1,642    $ 1,592
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stocks and other invested assets approximates those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

5. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                      December 31,          January 1,
                                                                          2001                 2001
                                                                     -----------------------------------
Total of all deferred tax assets (admitted and non-admitted)            $ 329,950            $ 200,291
Total of all deferred tax liabilities                                   $(114,519)           $(193,879)
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                              $(160,711)           $      --
Increase in deferred taxes non-admitted                                 $(160,711)                 N/A
                                                                     -----------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided for in this account.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2001           2001
                                                                     -----------------------
Current income taxes incurred                                        $(195,656)      $21,260
                                                                     -----------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax assets:                                                 Difference         Effect
                                                                     ---------------------------
Reserves                                                             $ 194,867        $   68,203
Tax Deferred Acquisition Costs ("DAC")                                 551,268           192,943
Accrued deferred compensation                                            8,447             2,957
Capital loss carryforward                                                9,429             3,300
AMT credit utilization                                                 168,098            58,834
Other                                                                   10,608             3,713
                                                                     ---------------------------
                                   TOTAL DEFERRED TAX ASSETS         $ 942,717        $  329,950
                                                                     ---------------------------
                            DEFERRED TAX ASSETS NON-ADMITTED         $(459,176)       $(160,711)
                                                                     ---------------------------

                                                                      STAT/Tax         2001 Tax
Deferred tax liabilities:                                            Difference         Effect
                                                                     ---------------------------
Tax preferred investments                                            $(299,066)       $(104,673)
Deferred and uncollected                                               (19,934)          (6,977)
Other                                                                   (8,197)          (2,869)
                                                                     ---------------------------
                              TOTAL DEFERRED TAX LIABILITIES         $(327,197)       $(114,519)
                                                                     ---------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Reserves                                                           $  68,203            $  23,802         $  44,401
Tax DAC                                                              192,943              160,409            32,534
Accrued deferred compensation                                          2,957                2,048               909
Capital loss carryforward                                              3,300               13,227            (9,927)
AMT credit utilization                                                58,834                   --            58,834
Other                                                                  3,713                  805             2,908
                                                                ---------------------------------------------------
                              TOTAL DEFERRED TAX ASSETS            $ 329,950            $ 200,291         $ 129,659
                                                                ---------------------------------------------------
                       DEFERRED TAX ASSETS NON-ADMITTED            $(160,711)           $      --         $(160,711)
                                                                ---------------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Bonds                                                              $      --            $  (1,238)        $   1,238
Tax preferred investments                                           (104,673)            (189,568)           84,895
Deferred and uncollected                                              (6,977)              (1,808)           (5,169)
Other                                                                 (2,869)              (1,265)           (1,604)
                                                                ---------------------------------------------------
                         TOTAL DEFERRED TAX LIABILITIES            $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------

                                                                 December 31,          January 1,
                                                                     2001                 2001             Change
                                                                ---------------------------------------------------
Total deferred tax assets                                          $ 329,950            $ 200,291         $ 129,659
Total deferred tax liabilities                                     $(114,519)           $(193,879)        $  79,360
                                                                ---------------------------------------------------
                                 NET DEFERRED TAX ASSET            $ 215,431            $   6,412         $ 209,019
                                                                ---------------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net (Loss) Gain from Operations Before Federal Income Tax (Benefit) Expense for the following reasons:

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Tax provision at statutory rate                                         $(299,317)           35.0%
Tax preferred investments                                                 (33,724)            3.9%
Other                                                                         751             0.0%
                                                                     -------------------------------
  Total before SSAP No. 10 implementation                                (332,290)           38.9%
  SSAP No. 10 implementation adjustments                                  (72,385)            8.4%
                                                                     -------------------------------
                                                       TOTAL            $(404,675)           47.3%
                                                                     -------------------------------

                                                                                           Effective
                                                                      December 31,            Tax
                                                                          2001               Rate
                                                                     -------------------------------
Federal and foreign income tax incurred                                 $(195,656)           22.9%
Change in net deferred income taxes                                      (209,019)           24.4%
                                                                     -------------------------------
                                TOTAL STATUTORY INCOME TAXES            $(404,675)           47.3%
                                                                     -------------------------------

(e) As of December 31, the Company had an operating loss carry forward of $(718,165). If not utilized, it will expire for tax purposes in 2016.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2001                  $    --
2000                  $21,260
1999                  $    --

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return. Please refer to Schedule Y of the Company's most recent Annual Statement for a list of the entities within the consolidated group.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

6. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 2001, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2001
Aggregate Reserves for Life and
  Accident and Health Policies                           $3,085,682  $1,578,470  $  (317,816) $4,346,336
Policy and Contract Claim Liabilities                    $   23,510  $   16,288  $    (9,291) $   30,507
Premium and Annuity Considerations                       $6,890,184  $6,794,425  $  (942,827) $12,741,782
Death, Annuity, Disability and Other Benefits            $  115,649  $   94,069  $   (24,134) $  185,584
Surrenders and Other Fund Withdrawals                    $3,893,425  $  491,474  $  (242,572) $4,142,327

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
2000
Aggregate Reserves for Life and
  Accident and Health Policies                           $  900,216  $       --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $       --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $      986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $       --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $    1,542  $   (16,238) $   62,828
Surrenders and Other Fund Withdrawals                    $3,684,103  $       --  $  (116,380) $3,567,723

                                                           Direct     Assumed       Ceded        Net
                                                         -----------------------------------------------
1999
Aggregate Reserves for Life and
  Accident and Health Policies                           $  784,502  $       53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $      203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $    1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $       --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $    1,104  $   (12,713) $   53,642
Surrenders and Other Fund Withdrawals                    $2,541,449  $       --  $(1,290,636) $1,250,813

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

For additional information, see Notes 5, 6, and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $3,764, $648 and $762 for 2001, 2000 and 1999, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2001, 2000 or 1999.

The assumed rate in the per capita cost of health care (the health care trend rate) was 8% for 2001, decreasing ratably to 5% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $2 million and $1 million in 2001, 2000 and 1999, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. The amount available for dividend in 2002 is approximately $66,872.

10. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $41.9 billion and $45.3 billion as of December 31, 2001 and 2000, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $567 million, $622 million and $493 million for the years ended December 31, 2001, 2000 and 1999, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $289, $1,212 and $523 in 2001, 2000 and 1999, respectively, of which $297, $1,074 and
$318 in 2001, 2000 and 1999, respectively, were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service. The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

12. SEPTEMBER 11 EVENTS:

As a result of the September 11 terrorist attack, the Company recorded a loss amounting to $6.9 million, before taxes and net of reinsurance in the third quarter of 2001. The Company based the loss estimate upon a review of insured exposures using a variety of assumptions and actuarial techniques, including the cost of additional reinsurance premiums. As a result of the uncertainties involved in the estimation process, final claims settlement may vary from present estimates.

                                Part C

                            OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b) (1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizes the establishment of the Separate Account. (1)

          (2)    Not applicable.

          (3)    (a)    Principal Underwriter Agreement. (2)

          (3)    (b)    Form of Dealer Agreement. (2)

          (4)    Form of Individual Flexible Premium Variable Annuity
                 Contract. (3)

          (5)    Form of Application. (4)

          (6)    (a)    Certificate of Incorporation of Hartford. (5)

          (6)    (b)    Bylaws of Hartford. (5)

          (7)    Not applicable.

          (8)    Form of Fund Participation Agreement. (6)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

          (10)   Not applicable.(7)

          (11)   No financial statements are omitted.

          (12)   Not applicable.

          (13)   Not applicable.

          (14)   Not applicable.

          (15)   Copy of Power of Attorney.

          (16)   Organizational Chart. (8)

--------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated April 29, 1996.
(3) Incorporated by reference to the initial filing to the Registration Statement File No. 333-69487, filed on December 22, 1998.
(4) Incorporated by reference to Post-Effective Amendment No. 11, to the Registration Statement File No. 33-73568, filed June 1, 1998.
(5) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed April 9, 2001.
(6) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed August 25, 2000.
(7) Hartford was unable to obtain a written consent from Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. Certain limitations on recovery by investors may exist as a result of this lack of consent.
(8) Incorporated by reference to Post-Effective Amendment No. 18, to the Registration Statement File No. 333-69485, filed April 8, 2002.

Item 25.  Directors and Officers of the Depositors

---------------------------------------------------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
---------------------------------------------------------------------------------------------------------------------
David A. Carlson                             Vice President
---------------------------------------------------------------------------------------------------------------------
Michael B. Cefole                            Vice President
---------------------------------------------------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
---------------------------------------------------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
---------------------------------------------------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
---------------------------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
---------------------------------------------------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
---------------------------------------------------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Susan Hess                                   Vice President
---------------------------------------------------------------------------------------------------------------------
Ryan Johnson                                 Vice President
---------------------------------------------------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Michael D. Keeler                            Vice President
---------------------------------------------------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
---------------------------------------------------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
---------------------------------------------------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
---------------------------------------------------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
---------------------------------------------------------------------------------------------------------------------
Gary J. Miller                               Vice President
---------------------------------------------------------------------------------------------------------------------
Tom Nassiri                                  Vice President
---------------------------------------------------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
---------------------------------------------------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
---------------------------------------------------------------------------------------------------------------------
Martin A. Swanson                            Vice President
---------------------------------------------------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
---------------------------------------------------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
---------------------------------------------------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
---------------------------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*  Denotes Board of Directors

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         See Item 24(b)(16)

Item 27. Number of Contract Owners

         As of April 30, 2002, there were 381,634 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

         (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account
            Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account
            Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account
            Two (NQ Variable Account)
         Hartford Life Insurance Company - Separate Account Ten
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         Hartford Life Insurance Company - Separate Account Seven
         Hartford Life Insurance Company - Separate Account Eleven
         Hartford Life and Annuity Insurance Company - Separate
            Account One
         Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company -
            Separate Account Three
         Hartford Life and Annuity Insurance Company -
            Separate Account Five
         Hartford Life and Annuity Insurance Company -
            Separate Account Six
         Hartford Life and Annuity Insurance Company -
            Separate Account Seven
         Hart Life Insurance Company - Separate Account One
         Hart Life Insurance Company - Separate Account Two
         American Maturity Life Insurance Company - Separate Account
            AMLVA
         Servus Life Insurance Company - Separate Account One
         Servus Life Insurance Company - Separate Account Two

         (b)  Directors and Officers of HSD

                                            POSITIONS AND OFFICES
              NAME                            WITH UNDERWRITER
              ----                            ----------------
         David A. Carlson                 Vice President
         Bruce W. Ferris                  Vice President
         David T. Foy                     Treasurer, Director
         George R. Jay                    Controller
         Ryan Johnson                     Vice President
         Stephen T. Joyce                 Vice President
         Thomas M. Marra                  President, Chief Executive Officer and
                                            Chairman of the Baord, Director
         Christine Hayer Repasy           Senior Vice President, General
                                            Counsel and Corporate Secretary
         John C. Walters                  Executive Vice President, Director

     Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

      All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

      All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 31st day of May, 2002.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

By: Thomas M. Marra                              *By: /s/ Marianne O'Doherty
    ------------------------------------              -----------------------
    Thomas M. Marra, Chief Executive                      Marianne O'Doherty
      Officer and Chairman of the Board,                  Attorney-in-Fact
      President*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
    (Depositor)

By: Thomas M. Marra
    ------------------------------------
    Thomas M. Marra, Chief Executive
      Officer and Chairman of the Board,
      President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*

Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*   *By: /s/ Marianne O'Doherty
                                                         ----------------------
Christine Hayer Repasy, Senior Vice President,           Marianne O'Doherty
     General Counsel and Corporate Secretary,            Attorney-in-Fact
     Director*
                                                     Date: May 31, 2002
John C. Walters, Executive Vice President, Director*

David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

333-69487

                                  EXHIBIT INDEX

 (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.


(15)     Copy of Power of Attorney.